UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 09255

Wells Fargo Variable Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31, 2011

Date of reporting period: September 30, 2012

ITEM 1. PORTFOLIO OF INVESTMENTS

WELLS FARGO ADVANTAGE VT DISCOVERY FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 98.12%

Consumer Discretionary : 19.12%
Auto Components : 0.78%
BorgWarner Incorporated «†	12,400	$856,964

Automobiles : 1.14%
Tesla Motors Incorporated «†	43,090	1,261,675

Hotels, Restaurants & Leisure : 1.64%
Panera Bread Company †	10,600	1,811,434

Household Durables : 1.07%
SodaStream International Limited «†	30,100	1,179,017

Internet & Catalog Retail : 1.19%
Expedia Incorporated «	16,400	948,576
TripAdvisor Incorporated «†	10,980	361,571

		1,310,147

Leisure Equipment & Products : 1.10%
LeapFrog Enterprises Incorporated †	134,800	1,215,896

Specialty Retail : 8.73%
DSW Incorporated Class A «	23,793	1,587,469
GNC Holdings Incorporated Class A	49,319	1,921,961
Hibbett Sports Incorporated «†	21,600	1,284,120
Lumber Liquidators Holdings Incorporated †	11,400	577,752
Select Comfort Corporation «†	24,400	769,820
Tractor Supply Company	13,247	1,309,996
Ulta Salon Cosmetics & Fragrance Incorporated	13,713	1,320,630
Williams-Sonoma Incorporated	19,300	848,621

		9,620,369

Textiles, Apparel & Luxury Goods : 3.47%
Fifth & Pacific Companies Incorporated «†	75,200	961,056
PVH Corporation	15,700	1,471,404
Under Armour Incorporated «†	25,000	1,395,750

		3,828,210

Consumer Staples : 4.71%
Beverages : 2.16%
Boston Beer Company Incorporated «†	13,000	1,455,610
Monster Beverage Corporation †	17,100	926,136
		2,381,746

Food & Staples Retailing : 1.13%
The Fresh Market Incorporated †	20,800	1,247,584

Food Products : 1.42%
Annie’s Incorporated «†	19,884	891,599
Smart Balance Incorporated «†	55,500	670,440

		1,562,039

1

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT DISCOVERY FUND

Security name	Shares	Value
Energy : 5.29%

Energy Equipment & Services : 1.73%
GulfMark Offshore Incorporated Class A †	22,800	$753,312
Oil States International Incorporated †	14,500	1,152,170

		1,905,482

Oil, Gas & Consumable Fuels : 3.56%
Approach Resources Incorporated «†	36,841	1,110,019
Cabot Oil & Gas Corporation	20,400	915,960
PDC Energy Incorporated «†	27,500	869,825
Plains Exploration & Product Company †	27,500	1,030,425

		3,926,229

Financials : 4.73%

Capital Markets : 2.71%
Affiliated Managers Group Incorporated †	16,500	2,029,500
Stifel Financial Corporation «†	28,400	954,240

		2,983,740

Real Estate Management & Development : 2.02%
CBRE Group Incorporated †	73,700	1,356,817
Zillow Incorporated Class A «†	20,600	868,908
		2,225,725

Health Care : 16.08%

Biotechnology : 5.55%
Alexion Pharmaceuticals Incorporated †	10,000	1,144,000
BioMarin Pharmaceutical Incorporated «†	38,357	1,544,636
Cepheid Incorporated «†	26,800	924,868
Cubist Pharmaceuticals Incorporated †	37,700	1,797,536
Orexigen Therapeutics Incorporated «†	52,100	297,491
Threshold Pharmaceuticals Incorporated «†	56,700	410,508

		6,119,039

Health Care Equipment & Supplies : 3.88%
Align Technology Incorporated «†	29,500	1,090,615
HeartWare International Incorporated †	7,300	689,777
Sirona Dental Systems Incorporated †	20,400	1,161,984
Thoratec Corporation †	38,400	1,328,640

		4,271,016

Health Care Providers & Services : 3.56%
Catamaran Corporation †	11,800	1,156,046
Hanger Incorporated «†	45,381	1,294,720
Team Health Holdings Incorporated †	54,300	1,473,159

		3,923,925

Health Care Technology : 0.87%
athenahealth Incorporated «†	10,500	963,585

Life Sciences Tools & Services : 0.70%
Bruker BioSciences Corporation †	58,800	769,692

2

WELLS FARGO ADVANTAGE VT DISCOVERY FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Shares	Value
Pharmaceuticals : 1.52%
Impax Laboratories Incorporated «†	64,600	$1,677,016

Industrials : 18.87%

Aerospace & Defense : 4.01%
TransDigm Group Incorporated †	19,700	2,794,839
Triumph Group Incorporated «	26,100	1,632,033

		4,426,872

Airlines : 1.71%
Copa Holdings SA	23,200	1,885,464

Electrical Equipment : 0.85%
Regal-Beloit Corporation	13,300	937,384

Machinery : 5.11%
Chart Industries Incorporated «†	21,400	1,580,390
Colfax Corporation «†	26,918	987,083
Graco Incorporated «	30,900	1,553,652
Wabtec Corporation	18,800	1,509,452

		5,630,577

Professional Services : 2.04%
Advisory Board Company †	22,100	1,057,043
Corporate Executive Board Company	3,137	168,237
Verisk Analytics Incorporated Class A †	21,400	1,018,854

		2,244,134

Road & Rail : 4.21%
Hertz Global Holdings Incorporated «†	97,100	1,333,183
Kansas City Southern	43,600	3,304,008

		4,637,191

Trading Companies & Distributors : 0.94%
WESCO International Incorporated «†	18,200	1,041,040

Information Technology : 24.26%

Computers & Peripherals : 0.67%
Stratasys Incorporated «†	13,600	739,840

Electronic Equipment, Instruments & Components : 0.93%
FEI Company «	19,200	1,027,200

Internet Software & Services : 5.92%
Angie’s List Incorporated «†	48,179	509,734
Costar Group Incorporated †	11,800	962,172
DealerTrack Holdings Incorporated «†	13,214	368,010
ExactTarget Incorporated †	60,776	1,471,995
Liquidity Services Incorporated «†	19,900	999,179
Mercadolibre Incorporated «	14,800	1,221,740
Rackspace Hosting Incorporated «†	15,000	991,350

		6,524,180

IT Services : 4.04%
Alliance Data Systems Corporation «†	15,100	2,143,445
Corelogic Incorporated †	34,833	924,119

3

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT DISCOVERY FUND

Security name			Shares	Value
IT Services (continued)
Gartner Incorporated †			30,200	$1,391,918

				4,459,482

Semiconductors & Semiconductor Equipment : 2.17%
EZchip Semiconductor Limited «†			25,500	780,045
Mellanox Technologies Limited «†			8,100	822,393
Skyworks Solutions Incorporated †			33,400	787,071
				2,389,509

Software : 10.53%
ACI Worldwide Incorporated †			32,600	1,377,676
Aspen Technology Incorporated †			87,400	2,259,290
Broadsoft Incorporated «†			47,800	1,960,756
CommVault Systems Incorporated †			35,500	2,083,850
Fortinet Incorporated †			74,634	1,801,665
Guidewire Software Incorporated †			2,433	75,849
TIBCO Software Incorporated †			67,700	2,046,571

				11,605,657

Materials : 1.47%

Chemicals : 1.47%
Airgas Incorporated			19,700	1,621,312

Telecommunication Services : 3.59%

Diversified Telecommunication Services : 0.95%
Iridium Communications Incorporated «†			142,900	1,046,028

Wireless Telecommunication Services : 2.64%
SBA Communications Corporation Class A «†			46,384	2,917,554

Total Common Stocks (Cost $94,974,577)				108,173,954

			Principal
Other : 0.16%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			$590,795	171,331

Total Other (Cost $64,729)				171,331

		Yield	Shares
Short-Term Investments : 36.36%

Investment Companies : 36.36%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.17%	1,411,075	1,411,075
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.20	38,677,694	38,677,694

Total Short-Term Investments (Cost $40,088,769)				40,088,769

Total investments in securities (Cost $135,128,075)*	134.64%			148,434,054
Other assets and liabilities, net	(34.64)			(38,187,491)

Total net assets	100.00%			$110,246,563

«	All or a portion of this security is on loan.
†	Non-income-earning security

4

WELLS FARGO ADVANTAGE VT DISCOVERY FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $135,913,373 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$14,633,383
Gross unrealized depreciation	(2,112,702)

Net unrealized appreciation	$12,520,681

5

WELLS FARGO ADVANTAGE VT DISCOVERY FUND

NOTES TO PORTFOLIO OF INVESTMENTS – SEPTEMBER 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage VT Discovery Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receive reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities

Common stocks	$108,173,954	$0	$0	$108,173,954
Other	0	0	171,331	171,331
Short-term investments
Investment companies	1,411,075	38,677,694	0	40,088,769

	$109,585,029	$38,677,694	$171,331	$148,434,054

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended September 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 60.66%

Consumer Discretionary : 6.76%

Auto Components : 0.14%
BorgWarner Incorporated «†	485	$33,518
Johnson Controls Incorporated	2,899	79,433
The Goodyear Tire & Rubber Company †	1,038	12,653

		125,604

Automobiles : 0.22%
Ford Motor Company	16,169	159,426
Harley-Davidson Incorporated «	966	40,929

		200,355

Distributors : 0.04%
Genuine Parts Company «	658	40,158

Diversified Consumer Services : 0.04%
Apollo Group Incorporated Class A †	428	12,433
DeVry Incorporated	246	5,599
H&R Block Incorporated	1,150	19,930

		37,962

Hotels, Restaurants & Leisure : 1.11%
Carnival Corporation «	1,896	69,090
Chipotle Mexican Grill Incorporated †	134	42,550
Darden Restaurants Incorporated «	544	30,328
International Game Technology	1,133	14,831
Marriott International Incorporated Class A «	1,067	41,720
McDonald’s Corporation	4,276	392,323
Starbucks Corporation	3,222	163,517
Starwood Hotels & Resorts Worldwide Incorporated	833	48,281
Wyndham Worldwide Corporation	603	31,645
Wynn Resorts Limited	337	38,903
Yum! Brands Incorporated	1,933	128,235

		1,001,423

Household Durables : 0.23%
D.R. Horton Incorporated «	1,178	24,314
Harman International Industries Incorporated	285	13,156
Leggett & Platt Incorporated	596	14,930
Lennar Corporation	690	23,991
Newell Rubbermaid Incorporated	1,224	23,366
Pulte Homes Incorporated †	1,432	22,196
Stanley Black & Decker Incorporated	713	54,366
Whirlpool Corporation «	329	27,277

		203,596

Internet & Catalog Retail : 0.63%
Amazon.com Incorporated †	1,533	389,873
Expedia Incorporated «	397	22,962
Netflix Incorporated †	235	12,793
priceline.com Incorporated †	211	130,552
TripAdvisor Incorporated †	464	15,280

		571,460

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND

Security name	Shares	Value
Leisure Equipment & Products : 0.08%
Hasbro Incorporated	491	$18,741
Mattel Incorporated «	1,446	51,304

		70,045

Media : 2.15%
Cablevision Systems Corporation New York Group Class A	915	14,503
CBS Corporation Class B	2,523	91,661
Comcast Corporation Class A «	11,344	405,775
DIRECTV Group Incorporated †	2,741	143,793
Discovery Communications Incorporated Class A †	1,048	62,492
Gannett Company Incorporated	981	17,413
Interpublic Group of Companies Incorporated	1,853	20,605
McGraw-Hill Companies Incorporated	1,188	64,853
News Corporation Class A	8,631	211,718
Omnicom Group Incorporated	1,126	58,057
Scripps Networks Interactive Incorporated	366	22,410
Time Warner Cable Incorporated	1,299	123,483
Time Warner Incorporated	4,023	182,363
Viacom Incorporated Class B	2,007	107,555
Walt Disney Company	7,607	397,694
Washington Post Company Class B	19	6,898

		1,931,273

Multiline Retail : 0.47%
Big Lots Incorporated †	252	7,454
Dollar Tree Incorporated †	976	47,116
Family Dollar Stores Incorporated	411	27,249
JCPenney Company Incorporated «	604	14,671
Kohl’s Corporation	914	46,815
Macy’s Incorporated	1,707	64,217
Nordstrom Incorporated	648	35,757
Target Corporation	2,776	176,193

		419,472

Specialty Retail : 1.28%
Abercrombie & Fitch Company Class A	350	11,872
AutoNation Incorporated «†	164	7,162
AutoZone Incorporated †	158	58,408
Bed Bath & Beyond Incorporated †	984	61,992
Best Buy Company Incorporated «	1,128	19,390
CarMax Incorporated «†	968	27,394
GameStop Corporation Class A «	523	10,983
Gap Incorporated	1,264	45,226
Home Depot Incorporated	6,391	385,825
Limited Brands Incorporated «	1,012	49,851
Lowe’s Companies Incorporated	4,835	146,210
O’Reilly Automotive Incorporated «†	504	42,144
Ross Stores Incorporated	949	61,305
Staples Incorporated «	2,893	33,327
Tiffany & Company «	505	31,249
TJX Companies Incorporated	3,121	139,790
Urban Outfitters Incorporated «†	463	17,390

		1,149,518

Textiles, Apparel & Luxury Goods : 0.37%
Coach Incorporated	1,209	67,728
Fossil Incorporated †	232	19,650
Nike Incorporated Class B	1,559	147,965
Ralph Lauren Corporation	259	39,169

WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
VF Corporation «	373	$59,441

		333,953

Consumer Staples : 6.59%

Beverages : 1.48%
Beam Incorporated	671	38,609
Brown-Forman Corporation Class B	642	41,891
Coca-Cola Enterprises Incorporated	1,173	36,680
Constellation Brands Incorporated Class A †	624	20,186
Dr Pepper Snapple Group Incorporated	893	39,765
Molson Coors Brewing Company	660	29,733
Monster Beverage Corporation †	650	35,204
PepsiCo Incorporated	6,598	466,940
The Coca-Cola Company	16,414	622,583

		1,331,591

Food & Staples Retailing : 1.47%
Costco Wholesale Corporation	1,833	183,529
CVS Caremark Corporation	5,394	261,177
Kroger Company «	2,309	54,354
Safeway Incorporated «	1,015	16,331
Sysco Corporation «	2,487	77,768
Wal-Mart Stores Incorporated	7,125	525,825
Walgreen Company	3,634	132,423
Whole Foods Market Incorporated	728	70,907

		1,322,314

Food Products : 1.04%
Archer Daniels Midland Company	2,792	75,887
Campbell Soup Company «	764	26,602
ConAgra Foods Incorporated	1,722	47,510
Dean Foods Company †	784	12,818
General Mills Incorporated «	2,748	109,508
H.J. Heinz Company «	1,358	75,980
Hormel Foods Corporation «	568	16,608
JM Smucker Company «	464	40,057
Kellogg Company	1,046	54,036
Kraft Foods Incorporated Class A	7,524	311,117
McCormick & Company Incorporated «	562	34,866
Mead Johnson & Company LLC	864	63,314
The Hershey Company	643	45,582
Tyson Foods Incorporated Class A	1,227	19,657

		933,542

Household Products : 1.33%
Clorox Company	549	39,555
Colgate-Palmolive Company	1,890	202,646
Kimberly-Clark Corporation	1,674	143,596
Procter & Gamble Company	11,677	809,917

		1,195,714

Personal Products : 0.10%
Avon Products Incorporated «	1,832	29,220

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND

Security name	Shares	Value
Personal Products (continued)
Estee Lauder Companies Incorporated Class A	1,018	$62,678

		91,898

Tobacco : 1.17%
Altria Group Incorporated	8,618	287,755
Lorillard Incorporated	554	64,513
Philip Morris International	7,147	642,801
Reynolds American Incorporated	1,390	60,243

		1,055,312

Energy : 6.86%

Energy Equipment & Services : 1.16%
Baker Hughes Incorporated	1,864	84,309
Cameron International Corporation †	1,044	58,537
Diamond Offshore Drilling Incorporated «	295	19,414
Ensco plc Class A ADR «	984	53,687
FMC Technologies Incorporated «†	1,010	46,763
Halliburton Company	3,933	132,503
Helmerich & Payne Incorporated «	448	21,329
Nabors Industries Limited †	1,231	17,271
National Oilwell Varco Incorporated	1,808	144,839
Noble Corporation «	1,071	38,320
Rowan Companies plc †	527	17,797
Schlumberger Limited	5,626	406,929

		1,041,698

Oil, Gas & Consumable Fuels : 5.70%
Alpha Natural Resources Incorporated †	934	6,136
Anadarko Petroleum Corporation	2,118	148,091
Apache Corporation	1,659	143,454
Cabot Oil & Gas Corporation	890	39,961
Chesapeake Energy Corporation «	2,200	41,514
Chevron Corporation	8,319	969,663
ConocoPhillips Company	5,149	294,420
CONSOL Energy Incorporated «	965	28,998
Denbury Resources Incorporated †	1,659	26,809
Devon Energy Corporation «	1,595	96,498
EOG Resources Incorporated	1,145	128,297
EQT Corporation	634	37,406
Exxon Mobil Corporation	19,570	1,789,677
Hess Corporation	1,260	67,687
Kinder Morgan Incorporated	2,419	85,923
Marathon Oil Corporation	2,989	88,385
Marathon Petroleum Corporation	1,434	78,282
Murphy Oil Corporation	782	41,986
Newfield Exploration Company †	572	17,915
Noble Energy Incorporated	754	69,903
Occidental Petroleum Corporation	3,434	295,530
Peabody Energy Corporation	1,137	25,344
Phillips 66 Incorporated	2,658	123,251
Pioneer Natural Resources Company	522	54,497
QEP Resources Incorporated	754	23,872
Range Resources Corporation	689	48,140
Southwestern Energy Company «†	1,476	51,335
Spectra Energy Corporation «	2,768	81,268
Sunoco Incorporated	444	20,793
Tesoro Petroleum Corporation	592	24,805
The Williams Companies Incorporated	2,656	92,880
Valero Energy Corporation	2,338	74,068

WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
WPX Energy Incorporated †	844	$14,002

		5,130,790

Financials : 8.85%

Capital Markets : 1.09%
Ameriprise Financial Incorporated	893	50,624
Bank of New York Mellon Corporation	5,008	113,281
BlackRock Incorporated	542	96,639
Charles Schwab Corporation	4,645	59,410
E*TRADE Financial Corporation †	1,089	9,594
Federated Investors Incorporated Class B	397	8,214
Franklin Resources Incorporated «	586	73,291
Goldman Sachs Group Incorporated	1,911	217,242
Invesco Limited	1,887	47,156
Legg Mason Incorporated «	510	12,587
Morgan Stanley	5,862	98,130
Northern Trust Corporation «	928	43,073
State Street Corporation	2,031	85,221
T. Rowe Price Group Incorporated	1,076	68,111

		982,573

Commercial Banks : 1.74%
Branch Banking & Trust Corporation	2,964	98,286
Comerica Incorporated	821	25,492
Fifth Third Bancorp «	3,896	60,427
First Horizon National Corporation	1,055	10,160
Huntington Bancshares Incorporated	3,639	25,109
KeyCorp	4,000	34,960
M&T Bank Corporation «	510	48,532
PNC Financial Services Group Incorporated	2,245	141,660
Regions Financial Corporation	5,992	43,202
SunTrust Banks Incorporated	2,283	64,540
US Bancorp	8,035	275,601
Wells Fargo & Company (l)	20,826	719,122
Zions Bancorporation «	781	16,132

		1,563,223

Consumer Finance : 0.55%
American Express Company	4,181	237,732
Capital One Financial Corporation	2,463	140,416
Discover Financial Services	2,183	86,731
SLM Corporation	1,990	31,283

		496,162

Diversified Financial Services : 2.62%
Bank of America Corporation	45,689	403,434
Berkshire Hathaway Incorporated Class B †	7,775	685,755
Citigroup Incorporated	12,432	406,775
CME Group Incorporated	1,297	74,318
InterContinental Exchange Incorporated †	309	41,224
JPMorgan Chase & Company	16,105	651,930
Leucadia National Corporation	840	19,110
Moody’s Corporation «	820	36,219
NASDAQ Stock Market Incorporated	502	11,694
NYSE Euronext Incorporated	1,043	25,710

		2,356,169

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND

Security name	Shares	Value
Insurance : 1.53%
ACE Limited	1,438	$108,713
AFLAC Incorporated «	1,985	95,042
Allstate Corporation	2,056	81,438
American International Group Incorporated †	4,944	162,114
Aon plc	1,367	71,480
Assurant Incorporated	344	12,831
Chubb Corporation	1,127	85,968
Cincinnati Financial Corporation	620	23,492
Genworth Financial Incorporated †	2,084	10,899
Lincoln National Corporation	1,183	28,617
Loews Corporation	1,325	54,670
Marsh & McLennan Companies Incorporated	2,307	78,277
MetLife Incorporated	4,504	155,208
Principal Financial Group Incorporated «	1,176	31,681
Prudential Financial Incorporated	1,976	107,712
The Hartford Financial Services Group Incorporated	1,848	35,925
The Progressive Corporation «	2,376	49,278
The Travelers Companies Incorporated	1,634	111,537
Torchmark Corporation	404	20,745
UnumProvident Corporation	1,188	22,833
XL Group plc	1,296	31,143

		1,379,603

Real Estate Management & Development : 0.03%
CBRE Group Incorporated †	1,280	23,565

REITs : 1.25%
American Tower Corporation	1,675	119,578
Apartment Investment & Management Company Class A	617	16,036
AvalonBay Communities Incorporated	411	55,892
Boston Properties Incorporated	639	70,680
Equity Residential Corporation	1,276	73,408
HCP Incorporated «	1,821	80,998
Health Care REIT Incorporated	945	54,574
Host Hotels & Resorts Incorporated «	3,063	49,161
Kimco Realty Corporation «	1,726	34,986
Plum Creek Timber Company	685	30,030
Prologis Incorporated	1,953	68,414
Public Storage Incorporated	611	85,033
Simon Property Group Incorporated	1,286	195,228
Ventas Incorporated «	1,252	77,937
Vornado Realty Trust	717	58,113
Weyerhaeuser Company	2,280	59,599

		1,129,667

Thrifts & Mortgage Finance : 0.04%
Hudson City Bancorp Incorporated	2,015	16,039
People’s United Financial Incorporated	1,489	18,076

		34,115

Health Care : 7.28%

Biotechnology : 0.97%
Alexion Pharmaceuticals Incorporated †	818	93,579
Amgen Incorporated	3,268	275,558
Biogen Idec Incorporated †	1,002	149,528
Celgene Corporation †	1,829	139,736
Gilead Sciences Incorporated †	3,208	212,787

		871,188

WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Shares	Value
Health Care Equipment & Supplies : 1.08%
Baxter International Incorporated	2,320	$139,803
Becton Dickinson & Company «	846	66,462
Boston Scientific Corporation †	6,016	34,532
C.R. Bard Incorporated	331	34,639
CareFusion Corporation †	941	26,715
Covidien plc	2,035	120,920
DENTSPLY International Incorporated «	601	22,922
Edwards Lifesciences Corporation †	490	52,611
Intuitive Surgical Incorporated «†	170	84,257
Medtronic Incorporated	4,325	186,494
St. Jude Medical Incorporated	1,331	56,075
Stryker Corporation «	1,226	68,239
Varian Medical Systems Incorporated «†	469	28,290
Zimmer Holdings Incorporated	740	50,039

		971,998

Health Care Providers & Services : 1.16%
Aetna Incorporated	1,417	56,113
AmerisourceBergen Corporation	1,067	41,304
Cardinal Health Incorporated	1,446	56,351
CIGNA Corporation	1,223	57,689
Coventry Health Care Incorporated	568	23,680
DaVita Incorporated †	361	37,403
Express Scripts Holding Corporation †	3,437	215,397
Humana Incorporated	686	48,123
Laboratory Corporation of America Holdings †	406	37,543
McKesson Corporation	1,001	86,116
Patterson Companies Incorporated	360	12,326
Quest Diagnostics Incorporated «	673	42,688
Tenet Healthcare Corporation †	1,767	11,079
UnitedHealth Group Incorporated	4,378	242,585
WellPoint Incorporated	1,379	79,996

		1,048,393

Health Care Technology : 0.05%
Cerner Corporation «†	617	47,762

Life Sciences Tools & Services : 0.26%
Agilent Technologies Incorporated	1,477	56,791
Life Technologies Corporation «†	743	36,318
PerkinElmer Incorporated	484	14,263
Thermo Fisher Scientific Incorporated	1,550	91,187
Waters Corporation †	372	30,999

		229,558

Pharmaceuticals : 3.76%
Abbott Laboratories	6,653	456,130
Allergan Incorporated «	1,304	119,420
Bristol-Myers Squibb Company	7,118	240,233
Eli Lilly & Company	4,329	205,238
Forest Laboratories Incorporated †	991	35,290
Hospira Incorporated †	700	22,974
Johnson & Johnson «	11,688	805,420
Merck & Company Incorporated	12,912	582,331
Mylan Laboratories Incorporated †	1,721	41,992
Perrigo Company «	373	43,331
Pfizer Incorporated	31,667	786,925

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND

Security name	Shares	Value
Pharmaceuticals (continued)
Watson Pharmaceuticals Incorporated †	541	$46,072

		3,385,356

Industrials : 5.87%

Aerospace & Defense : 1.32%
Boeing Company	2,869	199,740
General Dynamics Corporation	1,406	92,965
Honeywell International Incorporated	3,309	197,713
L-3 Communications Holdings Incorporated	409	29,329
Lockheed Martin Corporation	1,141	106,547
Northrop Grumman Corporation	1,048	69,619
Precision Castparts Corporation	616	100,617
Raytheon Company	1,407	80,424
Rockwell Collins Incorporated «	602	32,291
United Technologies Corporation	3,557	278,478

		1,187,723

Air Freight & Logistics : 0.44%
C.H. Robinson Worldwide Incorporated	685	40,107
Expeditors International of Washington Incorporated	893	32,469
FedEx Corporation	1,238	104,760
United Parcel Service Incorporated Class B	3,047	218,074

		395,410

Airlines : 0.03%
Southwest Airlines Company	3,150	27,626

Building Products : 0.03%
Masco Corporation	1,514	22,786

Commercial Services & Supplies : 0.29%
Avery Dennison Corporation «	430	13,683
Cintas Corporation	456	18,901
Dun & Bradstreet Corporation «	191	15,207
Equifax Incorporated	508	23,663
Iron Mountain Incorporated	641	21,865
Pitney Bowes Incorporated	850	11,747
Republic Services Incorporated	1,270	34,938
Robert Half International Incorporated	601	16,005
RR Donnelley & Sons Company	764	8,098
Stericycle Incorporated «†	363	32,859
Waste Management Incorporated	1,848	59,284

		256,250

Construction & Engineering : 0.09%
Fluor Corporation	708	39,846
Jacobs Engineering Group Incorporated †	550	22,237
Quanta Services Incorporated †	903	22,304

		84,387

Electrical Equipment : 0.32%
Cooper Industries plc	678	50,891
Emerson Electric Company	3,083	148,816
Rockwell Automation Incorporated	599	41,660
Roper Industries Incorporated «	415	45,604

		286,971

WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Shares	Value
Industrial Conglomerates : 1.56%
3M Company	2,696	$249,164
General Electric Company	44,764	1,016,590
Textron Incorporated	1,191	31,168
Tyco International Limited	1,950	109,707

		1,406,629

Machinery : 1.21%
Caterpillar Incorporated	2,770	238,331
Cummins Incorporated	751	69,250
Danaher Corporation	2,477	136,607
Deere & Company «	1,660	136,933
Dover Corporation	775	46,105
Eaton Corporation «	1,431	67,629
Flowserve Corporation	217	27,720
Illinois Tool Works Incorporated «	1,829	108,771
Ingersoll-Rand plc	1,215	54,456
Joy Global Incorporated	449	25,171
Paccar Incorporated «	1,499	59,997
Pall Corporation «	493	31,301
Parker Hannifin Corporation	633	52,906
Snap-On Incorporated	247	17,752
Xylem Incorporated	787	19,793

		1,092,722

Road & Rail : 0.47%
CSX Corporation «	4,409	91,487
Norfolk Southern Corporation	1,354	86,155
Ryder System Incorporated	217	8,476
Union Pacific Corporation	2,008	238,350

		424,468

Trading Companies & Distributors : 0.11%
Fastenal Company «	1,142	49,095
W.W. Grainger Incorporated «	254	52,926

		102,021

Information Technology : 12.21%

Communications Equipment : 1.17%

Cisco Systems Incorporated	22,427	428,131
F5 Networks Incorporated «†	335	35,075
Harris Corporation «	480	24,586
JDS Uniphase Corporation †	983	12,174
Juniper Networks Incorporated †	2,232	38,190
Motorola Solutions Incorporated	1,214	61,368
QUALCOMM Incorporated	7,221	451,240

		1,050,764

Computers & Peripherals : 3.65%
Apple Incorporated	3,974	2,651,691
Dell Incorporated	6,177	60,905
EMC Corporation †	8,898	242,648
Hewlett-Packard Company	8,336	142,212
Lexmark International Incorporated	298	6,631
NetApp Incorporated †	1,540	50,635
SanDisk Corporation †	1,024	44,472
Seagate Technology plc «	1,499	46,469

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND

Security name	Shares	Value
Computers & Peripherals (continued)
Western Digital Corporation	944	$36,561

		3,282,224

Electronic Equipment, Instruments & Components : 0.25%
Amphenol Corporation Class A «	682	40,156
Corning Incorporated	6,312	83,003
FLIR Systems Incorporated	641	12,804
Jabil Circuit Incorporated	793	14,845
Molex Incorporated	584	15,348
TE Connectivity Limited	1,814	61,694

		227,850

Internet Software & Services : 1.35%
Akamai Technologies Incorporated †	752	28,772
eBay Incorporated †	4,917	238,032
Google Incorporated Class A †	1,123	847,304
VeriSign Incorporated †	663	32,281
Yahoo! Incorporated †	4,420	70,610

		1,216,999

IT Services : 2.35%
Accenture plc	2,691	188,451
Automatic Data Processing Incorporated	2,054	120,488
Cognizant Technology Solutions Corporation Class A †	1,266	88,519
Computer Sciences Corporation	659	21,226
Fidelity National Information Services Incorporated	1,062	33,156
Fiserv Incorporated †	575	42,567
International Business Machines Corporation	4,554	944,727
MasterCard Incorporated	455	205,423
Paychex Incorporated «	1,369	45,574
SAIC Incorporated	1,203	14,484
Teradata Corporation †	715	53,918
Total System Services Incorporated	686	16,258
Visa Incorporated Class A «	2,216	297,564
Western Union Company	2,554	46,534

		2,118,889

Office Electronics : 0.05%
Xerox Corporation	5,542	40,678

Semiconductors & Semiconductor Equipment : 1.22%
Advanced Micro Devices Incorporated †	2,550	8,594
Altera Corporation «	1,356	46,084
Analog Devices Incorporated «	1,267	49,654
Applied Materials Incorporated	5,246	58,572
Broadcom Corporation Class A	2,181	75,419
First Solar Incorporated †	255	5,647
Intel Corporation	21,210	481,043
KLA-Tencor Corporation	706	33,680
Lam Research Corporation «†	773	24,570
Linear Technology Corporation	976	31,086
LSI Corporation †	2,364	16,335
Microchip Technology Incorporated «	821	26,880
Micron Technology Incorporated †	4,314	25,819
NVIDIA Corporation †	2,626	35,031
Teradyne Incorporated «†	795	11,305
Texas Instruments Incorporated	4,824	132,901

WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Xilinx Incorporated «	1,112	$37,152

		1,099,772

Software : 2.17%
Adobe Systems Incorporated †	2,085	67,679
Autodesk Incorporated †	962	32,102
BMC Software Incorporated †	622	25,807
CA Incorporated	1,452	37,411
Citrix Systems Incorporated †	792	60,643
Electronic Arts Incorporated †	1,350	17,132
Intuit Incorporated	1,170	68,890
Microsoft Corporation	31,988	952,603
Oracle Corporation	16,146	508,438
Red Hat Incorporated †	818	46,577
Salesforce.com Incorporated «†	542	82,758
Symantec Corporation †	2,980	53,640

		1,953,680

Materials : 2.12%

Chemicals : 1.45%
Air Products & Chemicals Incorporated	897	74,182
Airgas Incorporated	294	24,196
CF Industries Holdings Incorporated	266	59,116
Dow Chemical Company	5,079	147,088
E.I. du Pont de Nemours & Company	3,944	198,265
Eastman Chemical Company	648	36,942
Ecolab Incorporated	1,116	72,328
FMC Corporation «	582	32,231
International Flavors & Fragrances Incorporated	346	20,615
LyondellBasell Industries NV Class A	1,438	74,287
Monsanto Company	2,260	205,705
Mosaic Company	1,172	67,519
PPG Industries Incorporated	647	74,301
Praxair Incorporated «	1,264	131,304
Sherwin-Williams Company «	361	53,757
Sigma-Aldrich Corporation «	512	36,849

		1,308,685

Construction Materials : 0.03%
Vulcan Materials Company «	548	25,920

Containers & Packaging : 0.07%
Ball Corporation	656	27,755
Bemis Company Incorporated	438	13,784
Owens-Illinois Incorporated †	700	13,132
Sealed Air Corporation «	741	11,456

		66,127

Metals & Mining : 0.47%
Alcoa Incorporated «	4,523	40,029
Allegheny Technologies Incorporated	454	14,483
Cliffs Natural Resources Incorporated «	604	23,635
Freeport-McMoRan Copper & Gold Incorporated Class B	4,024	159,270
Newmont Mining Corporation	2,103	117,789
Nucor Corporation	1,346	51,498
Titanium Metals Corporation	312	4,003

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND

Security name	Shares	Value
Metals & Mining (continued)
United States Steel Corporation «	612	$11,671

		422,378

Paper & Forest Products : 0.10%
International Paper Company	1,854	67,337
MeadWestvaco Corporation	736	22,522

		89,859

Telecommunication Services : 1.99%

Diversified Telecommunication Services : 1.81%
AT&T Incorporated «	24,458	922,067
CenturyTel Incorporated	2,640	106,656
Frontier Communications Corporation «	4,233	20,742
Verizon Communications Incorporated «	12,078	550,394
Windstream Corporation «	2,493	25,204

		1,625,063

Wireless Telecommunication Services : 0.18%
Crown Castle International Corporation †	1,242	79,612
MetroPCS Communications Incorporated †	1,341	15,703
Sprint Nextel Corporation †	12,720	70,214

		165,529

Utilities : 2.13%

Electric Utilities : 1.27%
American Electric Power Company Incorporated «	2,056	90,341
Consolidated Edison Incorporated	1,242	74,383
Duke Energy Corporation	2,985	193,428
Edison International	1,382	63,144
Entergy Corporation	752	52,114
Exelon Corporation	3,619	128,764
FirstEnergy Corporation «	1,773	78,189
Nextera Energy Incorporated «	1,792	126,031
Northeast Utilities	1,330	50,846
Pepco Holdings Incorporated «	970	18,333
Pinnacle West Capital Corporation	464	24,499
PPL Corporation «	2,462	71,521
The Southern Company «	3,709	170,948

		1,142,541

Gas Utilities : 0.07%
AGL Resources Incorporated	498	20,373
ONEOK Incorporated	869	41,981

		62,354

Independent Power Producers & Energy Traders : 0.05%
AES Corporation †	2,632	28,873
NRG Energy Incorporated «	966	20,663

		49,536

Multi-Utilities : 0.74%
Ameren Corporation	1,029	33,617
CenterPoint Energy Incorporated	1,812	38,596
CMS Energy Corporation	1,124	26,470

WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name			Shares	Value
Multi-Utilities (continued)
Dominion Resources Incorporated			2,431	$128,697
DTE Energy Company			728	43,636
Integrys Energy Group Incorporated «			330	17,226
NiSource Incorporated			1,208	30,780
PG&E Corporation			1,808	77,147
Public Service Enterprise Group Incorporated			2,145	69,026
SCANA Corporation «			557	26,886
Sempra Energy			953	61,459
TECO Energy Incorporated «			863	15,310
Wisconsin Energy Corporation			977	36,804
Xcel Energy Incorporated			2,067	57,271

				662,925

Total Common Stocks (Cost $41,884,487)				54,605,776

	Interest rate	Maturity date	Principal
U.S. Treasury Securities : 35.15%
U.S. Treasury Bond	2.75%	8-15-42	$250,000	246,211
U.S. Treasury Bond	3.00	5-15-42	660,000	685,369
U.S. Treasury Bond	3.13	11-15-41	1,729,000	1,844,357
U.S. Treasury Bond	3.13	2-15-42	828,000	881,949
U.S. Treasury Bond	3.50	2-15-39	1,216,000	1,397,830
U.S. Treasury Bond	3.75	8-15-41	2,115,000	2,532,053
U.S. Treasury Bond	3.88	8-15-40	1,718,000	2,101,866
U.S. Treasury Bond	4.25	5-15-39	1,241,000	1,610,198
U.S. Treasury Bond	4.25	11-15-40	1,930,000	2,509,301
U.S. Treasury Bond	4.38	2-15-38	688,000	907,085
U.S. Treasury Bond	4.38	11-15-39	1,888,000	2,498,355
U.S. Treasury Bond	4.38	5-15-40	1,951,000	2,584,160
U.S. Treasury Bond	4.38	5-15-41	1,580,000	2,096,216
U.S. Treasury Bond	4.50	2-15-36	916,000	1,223,719
U.S. Treasury Bond	4.50	5-15-38	872,000	1,171,750
U.S. Treasury Bond	4.50	8-15-39	1,324,000	1,784,503
U.S. Treasury Bond	4.63	2-15-40	1,785,000	2,452,981
U.S. Treasury Bond	4.75	2-15-37	404,000	559,856
U.S. Treasury Bond	4.75	2-15-41	1,390,000	1,950,561
U.S. Treasury Bond	5.00	5-15-37	421,000	603,739

Total U.S. Treasury Securities (Cost $25,400,319)				31,642,059

		Expiration date	Shares
Warrants : 0.01%

Utilities : 0.01%

Gas Utilities : 0.01%
Kinder Morgan Incorporated (Utilities, Gas Utilities)†		5-25-17	2,047	7,144

Total Warrants (Cost $3,141)				7,144

			Principal
Other : 0.12%
Gryphon Funding Limited Pass-Through Entity (a)(l)(v)			$383,369	111,177

Total Other (Cost $42,003)				111,177

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND

Security name		Yield		Shares	Value
Short-Term Investments : 11.90%

Investment Companies : 9.32%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.17%		1,253,481	$1,253,481
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.20		7,124,251	7,124,251

					8,377,732

			Maturity date	Principal
U.S. Treasury Securities : 2.58%
U.S. Treasury Bill #(z)		0.01	10-4-12	$840,000	839,993
U.S. Treasury Bill #(z)		0.04	10-25-12	1,480,000	1,479,956

					2,319,949

Total Short-Term Investments (Cost $10,697,681)					10,697,681

Total investments in securities (Cost $78,027,631)*	107.96%				97,063,837
Other assets and liabilities, net	(7.96)				(7,157,661)

Total net assets	100.00%				$89,906,176

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is $81,020,401 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$19,491,103
Gross unrealized depreciation	(3,447,667)

Net unrealized appreciation	$16,043,436

WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND

NOTES TO PORTFOLIO OF INVESTMENTS – SEPTEMBER 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage VT Index Asset Allocation Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$54,605,776	$0	$0	$54,605,776
Warrants	0	7,144	0	7,144
U.S. Treasury securities	31,642,059	0	0	31,642,059
Other	0	0	111,177	111,177
Short-term investments
Investment companies	1,253,481	7,124,251	0	8,377,732
U.S. Treasury securities	2,319,949	0	0	2,319,949

	$89,821,265	$7,131,395	$111,177	$97,063,837

As of September 30, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$132,471	$0	$0	$132,471

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended September 30, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Derivative transactions

As of September 30, 2012, the Fund entered into futures contracts to gain market exposure to certain asset classes in accordance with an active asset allocation strategy.

At September 30, 2012, the Fund had long and short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract value at September 30, 2012	Unrealized gains
12-19-12	150 Short	30-Year U.S. Treasury Bonds	$22,406,250	$95,495
12-19-12	3 Long	30-Year U.S. Treasury Bonds	448,125	11,429
12-20-12	66 Long	S&P 500 Index	23,664,300	25,547

WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 90.80%
Argentina : 0.05%
IRSA Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	21,579	$150,837

Australia : 0.79%
BHP Billiton Limited (Materials, Metals & Mining)	75,590	2,590,651

Brazil : 0.85%
Cosan Limited Class A (Consumer Staples, Food Products)«	174,067	2,760,703

Canada : 4.04%
Barrick Gold Corporation (Materials, Metals & Mining)	75,504	3,155,024
Cenovus Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	89,969	3,135,420
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	56,756	1,867,042
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals)«†	90,967	5,027,746

		13,185,232

China : 0.75%
Industrial & Commercial Bank of China Class H (Financials, Commercial Banks)	4,147,000	2,449,463

Finland : 1.76%
Metso Oyj (Industrials, Machinery)	161,301	5,764,451

France : 1.64%
Total SA (Energy, Oil, Gas & Consumable Fuels)	107,950	5,354,635

Germany : 9.56%
Allianz AG (Financials, Insurance)	32,006	3,808,162
Bayer AG (Health Care, Pharmaceuticals)	57,674	4,953,036
E.ON AG (Utilities, Multi-Utilities)	289,171	6,861,578
Metro AG (Consumer Staples, Food & Staples Retailing)	212,986	6,370,312
SAP AG (Information Technology, Software)	25,173	1,782,729
Siemens AG (Industrials, Industrial Conglomerates)	74,617	7,441,756

		31,217,573

Hong Kong : 7.77%
China Everbright Limited (Financials, Capital Markets)	4,684,000	5,877,615
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	665,000	7,371,212
China Resources Power Holdings Company (Utilities, Independent Power Producers & Energy Traders)	972,000	2,128,508
Hengdeli Holdings Limited (Consumer Discretionary, Specialty Retail)«	19,761,103	5,734,098
Jardine Matheson Holdings Limited (Industrials, Industrial Conglomerates)	74,800	4,256,120

		25,367,553

Italy : 3.47%
ENI SpA (Energy, Oil, Gas & Consumable Fuels)«	229,283	5,014,774
Intesa Sanpaolo SpA (Financials, Commercial Banks)	4,167,264	6,335,132

		11,349,906

Japan : 16.16%
Asahi Glass Company Limited (Industrials, Building Products)	890,000	5,930,292
Canon Incorporated (Information Technology, Office Electronics)	225,500	7,209,412
Capcom Company Limited (Information Technology, Software)	285,600	5,914,013
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	93,900	4,620,400
Itochu Corporation (Industrials, Trading Companies & Distributors)«	342,400	3,470,507
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	1,169,600	5,485,310
Mitsui OSK Lines Limited (Industrials, Marine)«	1,601,000	3,733,752
Nitto Denko Corporation (Materials, Chemicals)	144,782	6,901,448

1

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND

Security name	Shares	Value
Japan (continued)
Toyota Motor Corporation (Consumer Discretionary, Automobiles)«	148,600	$5,788,621
USS Company Limited (Consumer Discretionary, Specialty Retail)	35,490	3,751,826

		52,805,581

Netherlands : 1.41%
Akzo Nobel NV (Materials, Chemicals)	81,268	4,594,026

Norway : 3.13%
Marine Harvest ASA (Consumer Staples, Food Products)†	5,360,483	4,332,252
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	228,054	5,887,550

		10,219,802

Philippines : 1.17%
Philippine Long Distance Telephone Company (Telecommunication Services, Wireless Telecommunication Services)	57,095	3,810,439

Russia : 1.17%
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	120,283	2,107,358
Sberbank of Russia (Financials, Commercial Banks)	591,243	1,729,386

		3,836,744

Singapore : 2.66%
DBS Group Holdings Limited (Financials, Commercial Banks)	552,000	6,472,686
Indofood Agri Resources Limited (Consumer Staples, Food Products)	1,991,246	2,214,839

		8,687,525

South Korea : 4.16%
Hana Financial Group Incorporated (Financials, Commercial Banks)	87,250	2,673,021
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment)144A	9,445	5,685,890
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	39,629	5,241,436

		13,600,347

Sweden : 3.34%
Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	92,512	3,213,865
Volvo AB Class B (Industrials, Machinery)	548,864	7,695,526

		10,909,391

Switzerland : 7.63%
ABB Limited (Industrials, Electrical Equipment)	240,321	4,507,456
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	51,283	3,075,344
Novartis AG (Health Care, Pharmaceuticals)	118,887	7,274,797
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	12,269	4,894,555
Zurich Financial Services AG (Financials, Insurance)	20,793	5,177,800

		24,929,952

Taiwan : 1.87%
HTC Corporation (Information Technology, Communications Equipment)	244,000	2,363,962
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)	237,670	3,759,939

		6,123,901

United Kingdom : 17.42%
BP plc (Energy, Oil, Gas & Consumable Fuels)	853,742	6,017,685

2

WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name			Shares	Value
United Kingdom (continued)
Capita plc (Industrials, Professional Services)			553,496	$6,922,365
Chemring Group plc (Industrials, Aerospace & Defense)			1,177,726	6,171,312
Debenhams plc (Consumer Discretionary, Multiline Retail)			1,899,862	3,141,525
Man Group plc (Financials, Capital Markets)			2,735,166	3,637,189
Reckitt Benckiser Group plc (Consumer Staples, Household Products)			117,571	6,768,280
Smiths Group plc (Industrials, Industrial Conglomerates)			396,341	6,636,916
Vodafone Group plc ADR (Telecommunication Services, Wireless Telecommunication Services)			171,199	4,878,316
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)			1,423,566	6,556,102
Wolseley plc (Industrials, Trading Companies & Distributors)			144,867	6,180,463

				56,910,153

Total Common Stocks (Cost $301,849,328)				296,618,865

		Yield
Short-Term Investments : 13.58%

Investment Companies : 13.58%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.17%	21,807,955	21,807,955
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)		0.20	22,556,793	22,556,793

Total Short-Term Investments (Cost $44,364,748)				44,364,748

Total investments in securities (Cost $346,214,076)*	104.38%			340,983,613
Other assets and liabilities, net	(4.38)			(14,317,517)

Total net assets	100.00%			$326,666,096

«	All or a portion of this security is on loan.
†	Non-income-earning security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $347,373,814 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$13,693,226
Gross unrealized depreciation	(20,083,427)

Net unrealized depreciation	$(6,390,201)

3

WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS – SEPTEMBER 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage VT International Equity Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities are categorized as Level 2 in these circumstances and may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On September 30, 2012, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receive reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$296,618,865	$0	$0	$296,618,865
Short-term investments
Investment companies	21,807,955	22,556,793	0	44,364,748

	$318,426,820	$22,556,793	$0	$340,983,613

WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 92.70%

Consumer Discretionary : 8.15%

Auto Components : 2.00%
TRW Automotive Holdings Corporation †	21,900	$957,249

Media : 2.97%
Time Warner Incorporated	31,400	1,423,362

Specialty Retail : 3.18%
Home Depot Incorporated	25,000	1,509,250
Tiffany & Company	200	12,376

		1,521,626

Consumer Staples : 12.60%

Beverages : 5.42%
Diageo plc ADR «	13,200	1,488,036
PepsiCo Incorporated	15,600	1,104,012

		2,592,048

Food & Staples Retailing : 0.18%
Safeway Incorporated «	5,510	88,656

Food Products : 7.00%
H.J. Heinz Company «	19,300	1,079,835
The Hershey Company	18,600	1,318,554
Unilever NV	26,800	950,864

		3,349,253

Energy : 8.85%

Energy Equipment & Services : 2.12%
Schlumberger Limited	14,000	1,012,620

Oil, Gas & Consumable Fuels : 6.73%
Hess Corporation	22,500	1,208,700
Occidental Petroleum Corporation	14,000	1,204,840
QEP Resources Incorporated	25,500	807,330

		3,220,870

Financials : 15.75%

Capital Markets : 6.80%
Charles Schwab Corporation	87,000	1,112,730
Franklin Resources Incorporated «	7,900	988,053
Northern Trust Corporation «	24,900	1,155,734

		3,256,517

Commercial Banks : 6.68%
M&T Bank Corporation «	11,400	1,084,824
SunTrust Banks Incorporated	40,000	1,130,800
Zions Bancorporation «	47,500	981,113

		3,196,737

Diversified Financial Services : 2.27%
JPMorgan Chase & Company	26,800	1,084,864

1

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND

Security name	Shares	Value
Health Care : 9.05%

Health Care Equipment & Supplies : 2.39%
Baxter International Incorporated	19,000	$1,144,940

Health Care Providers & Services : 2.37%
CIGNA Corporation	24,000	1,132,080

Pharmaceuticals : 4.29%
Abbott Laboratories	22,300	1,528,888
Hospira Incorporated †	16,000	525,120

		2,054,008

Industrials : 11.61%

Aerospace & Defense : 5.56%
Boeing Company	14,100	981,642
Huntington Ingalls Industries Incorporated †	10,400	437,320
Northrop Grumman Corporation «	18,700	1,242,241

		2,661,203

Air Freight & Logistics : 2.24%
United Parcel Service Incorporated Class B	15,000	1,073,550

Machinery : 3.81%
Deere & Company «	11,800	973,382
SPX Corporation	13,000	850,330

		1,823,712

Information Technology : 20.27%

Communications Equipment : 2.27%
QUALCOMM Incorporated	17,400	1,087,326

Computers & Peripherals : 5.99%
Apple Incorporated	2,300	1,534,698
EMC Corporation †	48,900	1,333,503

		2,868,201

Internet Software & Services : 2.33%
eBay Incorporated †	23,000	1,113,430

IT Services : 2.75%
International Business Machines Corporation	6,350	1,317,308

Semiconductors & Semiconductor Equipment : 1.64%
Texas Instruments Incorporated	28,500	785,175

Software : 5.29%
Intuit Incorporated	21,600	1,271,808
Oracle Corporation	40,000	1,259,600

		2,531,408

Materials : 1.75%

Chemicals : 1.75%
Dow Chemical Company	29,000	839,840

2

WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Shares	Value
Telecommunication Services : 1.92%

Wireless Telecommunication Services : 1.92%
Vodafone Group plc ADR	32,300	$920,387

Utilities : 2.75%

Electric Utilities : 2.75%
Nextera Energy Incorporated «	18,700	1,315,171

Total Common Stocks (Cost $35,528,512)		44,371,541

	Principal
Other : 0.02%
Gryphon Funding Limited, Pass-Through Entity (v)(i)(a)	$31,041	9,002

Total Other (Cost $3,401)		9,002

		Yield	Shares
Short-Term Investments : 24.28%

Investment Companies : 24.28%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.17%	2,767,660	2,767,660
Wells Fargo Securities Lending Cash Investments, LLC (v)(u)(l)(r)		0.20	8,853,299	8,853,299

Total Short-Term Investments (Cost $11,620,959)				11,620,959

Total investments in securities (Cost $47,152,872)*	117.00%			56,001,502

Other assets and liabilities, net	(17.00)			(8,136,955)

Total net assets	100.00%			$47,864,547

†	Non-income-earning security
«	All or a portion of this security is on loan.
(v)	Security represents investment of cash collateral received from securities on loan.
(i)	Illiquid security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $47,217,366 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$9,648,072
Gross unrealized depreciation	(863,936)

Net unrealized appreciation	$8,784,136

3

WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – SEPTEMBER 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage VT Intrinsic Value Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receive reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$44,371,541	$0	$0	$44,371,541
Other	0	0	9,002	9,002
Short-term investments
Investment companies	2,767,660	8,853,299	0	11,620,959

	$47,139,201	$8,853,299	$9,002	$56,001,502

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended September 30, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 97.56%

Consumer Discretionary : 18.84%

Auto Components : 1.05%
Delphi Automotive plc ADR «†	40,720	$1,262,320

Automobiles : 0.97%
Tesla Motors Incorporated «†	39,471	1,155,711

Hotels, Restaurants & Leisure : 1.49%
Starbucks Corporation	35,147	1,783,710

Internet & Catalog Retail : 2.77%
Amazon.com Incorporated †	5,500	1,398,760
Priceline.com Incorporated †	3,100	1,918,063

		3,316,823

Media : 2.72%
CBS Corporation Class B	37,150	1,349,660
Discovery Communications Incorporated †	28,046	1,571,698
Liberty Media Corporation †	3,224	335,844

		3,257,202

Multiline Retail : 2.22%
Dollar General Corporation †	51,695	2,664,360

Specialty Retail : 5.53%
GNC Holdings Incorporated Class A	48,800	1,901,736
Limited Brands Incorporated «	46,855	2,308,077
TJX Companies Incorporated	32,700	1,464,633
Ulta Salon, Cosmetics & Fragrance Incorporated	9,875	951,012

		6,625,458

Textiles, Apparel & Luxury Goods : 2.09%
lululemon athletica incorporated «†	17,985	1,329,811
Under Armour Incorporated «†	21,000	1,172,430

		2,502,241

Consumer Staples : 4.19%

Beverages : 1.31%
Monster Beverage Corporation †	29,040	1,572,806

Food & Staples Retailing : 1.57%
Whole Foods Market Incorporated	19,300	1,879,820

Food Products : 1.31%
Smart Balance Incorporated †	1,400	16,912
The Hershey Company	21,900	1,552,491

		1,569,403

Energy : 4.76%

Energy Equipment & Services : 1.02%
Schlumberger Limited	16,940	1,225,270

Oil, Gas & Consumable Fuels : 3.74%
Pioneer Natural Resources Company	13,875	1,448,550

1

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Plains Exploration & Production Company †	29,200	$1,094,124
The Williams Companies Incorporated	55,170	1,929,295

		4,471,969

Financials : 3.31%

Capital Markets : 0.92%
Affiliated Managers Group Incorporated «†	8,999	1,106,877

Consumer Finance : 1.12%
Capital One Financial Corporation	23,415	1,334,889

Real Estate Management & Development : 1.27%
CBRE Group Incorporated †	82,690	1,522,323

Health Care : 14.88%

Biotechnology : 6.52%
Alexion Pharmaceuticals Incorporated «†	16,592	1,898,125
BioMarin Pharmaceutical Incorporated «†	30,825	1,241,323
Celgene Corporation †	16,900	1,291,160
Cubist Pharmaceuticals Incorporated †	20,100	958,368
Gilead Sciences Incorporated †	36,480	2,419,718

		7,808,694

Health Care Equipment & Supplies : 1.20%
Intuitive Surgical Incorporated «†	2,900	1,437,327

Health Care Providers & Services : 0.99%
UnitedHealth Group Incorporated	21,400	1,185,774

Health Care Technology : 1.33%
Cerner Corporation «†	20,650	1,598,517

Pharmaceuticals : 4.84%
Abbott Laboratories	27,775	1,904,254
Allergan Incorporated	18,400	1,685,072
Novo Nordisk A/S ADR «	8,560	1,350,854
Shire plc ADR	9,600	851,520

		5,791,700

Industrials : 12.92%

Aerospace & Defense : 3.52%
Precision Castparts Corporation	12,000	1,960,080
TransDigm Group Incorporated †	15,880	2,252,896

		4,212,976

Airlines : 1.33%
Copa Holdings SA	19,700	1,601,019

Machinery : 2.20%
Chart Industries Incorporated «†	17,960	1,326,346
Cummins Incorporated	14,164	1,306,062

		2,632,408

Professional Services : 0.15%
Corporate Executive Board Company	3,324	178,266

2

WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Shares	Value
Road & Rail : 3.65%
Hertz Global Holdings Incorporated «†	99,900	$1,371,627
Kansas City Southern	39,675	3,006,572

		4,378,199

Trading Companies & Distributors : 2.07%
W.W. Grainger Incorporated «	6,540	1,362,740
WESCO International Incorporated «†	19,495	1,115,114

		2,477,854

Information Technology : 31.85%

Communications Equipment : 1.54%
QUALCOMM Incorporated	29,470	1,841,580

Computers & Peripherals : 9.43%
Apple Incorporated	16,230	10,829,630
Stratasys Incorporated †	8,500	462,400

		11,292,030

Internet Software & Services : 8.00%
eBay Incorporated †	64,050	3,100,661
ExactTarget Incorporated †	38,996	944,483
Google Incorporated Class A †	3,800	2,867,100
LinkedIn Corporation Class A †	11,800	1,420,720
MercadoLibre Incorporated	15,100	1,246,505

		9,579,469

IT Services : 4.49%
Gartner Incorporated †	22,409	1,032,831
Teradata Incorporated †	17,500	1,319,675
Visa Incorporated Class A	22,590	3,033,383

		5,385,889

Semiconductors & Semiconductor Equipment : 1.19%
Broadcom Corporation Class A	41,200	1,424,696

Software : 7.20%
BroadSoft Incorporated «†	32,190	1,320,434
Citrix Systems Incorporated †	16,970	1,299,393
CommVault Systems Incorporated «†	31,300	1,837,310
Fortinet Incorporated †	52,656	1,271,116
TIBCO Software Incorporated †	51,090	1,544,451
VMware Incorporated «†	14,000	1,354,360

		8,627,064

Materials : 3.60%

Chemicals : 3.60%
Airgas Incorporated	22,800	1,876,440
Monsanto Company	26,815	2,440,701

		4,317,141

Telecommunication Services : 3.21%

Wireless Telecommunication Services : 3.21%
Crown Castle International Corporation †	31,345	2,009,215

3

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND

Security name	Shares	Value
Wireless Telecommunication Services (continued)
SBA Communications Corporation Class A «†	29,160	$1,834,164

		3,843,379

Total Common Stocks (Cost $89,568,414)		116,865,164

	Principal
Other : 0.04%
Gryphon Funding Limited, Pass-Through Entity (v)(a)(i)	$177,735	51,543

Total Other (Cost $19,473)		51,543

		Yield	Shares
Short-Term Investments : 22.04%

Investment Companies : 22.04%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.17%	3,365,301	3,365,301
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.20	23,038,495	23,038,495

Total Short-Term Investments (Cost $26,403,796)				26,403,796

Total investments in securities (Cost $115,991,683)*	119.64%			143,320,503

Other assets and liabilities, net	(19.64)			(23,528,817)

Total net assets	100.00%			$119,791,686

«	All or a portion of this security is on loan.
†	Non-income-earning security
(v)	Security represents investment of cash collateral received from securities on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $116,143,177 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$27,708,315
Gross unrealized depreciation	(530,989)

Net unrealized appreciation	$27,177,326

4

WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS – SEPTEMBER 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage VT Omega Growth Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receive reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$116,865,164	$0	$0	$116,865,164
Other	0	0	51,543	51,543
Short-term investments
Investment companies	3,365,301	23,038,495	0	26,403,796

	$120,230,465	$23,038,495	$51,543	$143,320,503

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended September 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 93.05%

Consumer Discretionary : 18.25%

Diversified Consumer Services : 1.45%
K12 Incorporated †«	167,046	$3,374,329

Hotels, Restaurants & Leisure : 1.47%
Carnival Corporation «	93,955	3,423,720

Household Durables : 1.89%
Harman International Industries Incorporated	26,780	1,236,165
Whirlpool Corporation «	37,927	3,144,528

		4,380,693

Media : 5.57%
Cablevision Systems Corporation New York Group Class A	151,299	2,398,089
Comcast Corporation Class A	53,274	1,853,935
Discovery Communications Incorporated †	49,213	2,757,897
Liberty Global Incorporated Class A †	48,614	2,953,301
Omnicom Group Incorporated	57,778	2,979,034

		12,942,256

Multiline Retail : 5.03%
Family Dollar Stores Incorporated	38,899	2,579,004
Kohl’s Corporation	64,519	3,304,663
Macy’s Incorporated	64,203	2,415,317
Nordstrom Incorporated	61,451	3,390,866

		11,689,850

Specialty Retail : 2.84%
CarMax Incorporated †«	110,057	3,114,613
Dick’s Sporting Goods Incorporated	19,683	1,020,564
Express Incorporated †«	166,452	2,466,819

		6,601,996

Consumer Staples : 3.85%

Food & Staples Retailing : 1.53%
Kroger Company «	150,605	3,545,242

Food Products : 1.40%
General Mills Incorporated	81,866	3,262,360

Household Products : 0.92%
Church & Dwight Company Incorporated	39,452	2,130,013

Energy : 9.68%

Energy Equipment & Services : 4.77%
McDermott International Incorporated †«	236,978	2,895,871
National Oilwell Varco Incorporated	40,244	3,223,947
Superior Energy Services Incorporated †	126,021	2,585,951
Weatherford International Limited †	187,400	2,376,232

		11,082,001

Oil, Gas & Consumable Fuels : 4.91%
Cabot Oil & Gas Corporation	61,463	2,759,689
Denbury Resources Incorporated †	182,687	2,952,222

1

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Newfield Exploration Company †	93,710	$2,934,997
Peabody Energy Corporation	123,380	2,750,140

		11,397,048

Financials : 14.72%

Capital Markets : 2.75%
Invesco Limited	136,959	3,422,605
TD Ameritrade Holding Corporation «	192,939	2,965,472

		6,388,077

Commercial Banks : 3.31%
Branch Banking & Trust Corporation	70,785	2,347,231
Fifth Third Bancorp «	189,332	2,936,539
PNC Financial Services Group Incorporated	38,149	2,407,202

		7,690,972

Diversified Financial Services : 1.28%
InterContinental Exchange Incorporated †	22,293	2,974,109

Insurance : 4.97%
ACE Limited	60,046	4,539,478
Reinsurance Group of America Incorporated	47,790	2,765,607
RenaissanceRe Holdings Limited	40,292	3,104,096
Willis Group Holdings plc «	30,833	1,138,354

		11,547,535

REITs : 2.41%
American Tower Corporation	38,231	2,729,311
BioMed Realty Trust Incorporated	153,816	2,879,436

		5,608,747

Health Care : 12.38%

Health Care Equipment & Supplies : 3.90%
C.R. Bard Incorporated	27,224	2,848,992
Covidien plc	50,262	2,986,568
Zimmer Holdings Incorporated	47,545	3,214,993

		9,050,553

Health Care Providers & Services : 2.81%
Health Management Associates Incorporated Class A †«	447,781	3,756,883
Humana Incorporated	39,624	2,779,624

		6,536,507

Life Sciences Tools & Services : 5.67%
Agilent Technologies Incorporated	87,883	3,379,101
Covance Incorporated †	76,425	3,568,283
Thermo Fisher Scientific Incorporated	58,212	3,424,612
Waters Corporation †	33,765	2,813,637

		13,185,633

2

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Shares	Value
Industrials : 12.09%

Aerospace & Defense : 1.33%
BE Aerospace Incorporated †	73,267	$3,084,541

Airlines : 1.21%
Delta Air Lines Incorporated †	156,704	1,435,409
United Continental Holdings Incorporated †«	71,357	1,391,462

		2,826,871

Commercial Services & Supplies : 1.40%
Republic Services Incorporated	118,354	3,255,919

Construction & Engineering : 0.75%
Quanta Services Incorporated †	70,380	1,738,386

Electrical Equipment : 3.73%
AMETEK Incorporated	68,073	2,413,188
Babcock & Wilcox Company †	69,761	1,776,813
Regal-Beloit Corporation	42,571	3,000,404
Rockwell Automation Incorporated	21,161	1,471,748

		8,662,153

Machinery : 1.23%
Dover Corporation	48,019	2,856,650

Road & Rail : 2.44%
Hertz Global Holdings Incorporated †«	236,336	3,244,893
J.B. Hunt Transport Services Incorporated «	46,579	2,423,971

		5,668,864

Information Technology : 16.43%

Communications Equipment : 1.64%
Riverbed Technology Incorporated †«	164,013	3,816,583

Computers & Peripherals : 1.39%
NetApp Incorporated †	98,180	3,228,158

Electronic Equipment, Instruments & Components : 1.27%
Amphenol Corporation Class A	49,911	2,938,760

IT Services : 3.92%
Alliance Data Systems Corporation †«	16,762	2,379,366
Cognizant Technology Solutions Corporation Class A †	54,192	3,789,105
Global Payments Incorporated	70,183	2,935,755

		9,104,226

Semiconductors & Semiconductor Equipment : 4.58%
Altera Corporation	76,814	2,610,524
ARM Holdings plc	267,965	2,488,081
Avago Technologies Limited	77,372	2,697,575
ON Semiconductor Corporation †	461,819	2,849,423

		10,645,603

Software : 3.63%
Autodesk Incorporated †	67,666	2,258,014
Check Point Software Technologies Limited †«	62,096	2,990,543

3

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND

Security name	Shares	Value
Software (continued)
Red Hat Incorporated †	55,996	$3,188,412

		8,436,969

Materials : 5.65%

Chemicals : 1.75%
Praxair Incorporated «	39,132	4,065,032

Containers & Packaging : 3.90%
Bemis Company Incorporated	95,490	3,005,070
Crown Holdings Incorporated †	81,963	3,012,140
Owens-Illinois Incorporated †	162,387	3,046,377

		9,063,587

Total Common Stocks (Cost $197,620,156)		216,203,943

	Principal
Other : 0.24%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)	$1,895,331	549,646

Total Other (Cost $207,656)		549,646

		Yield	Shares
Short-Term Investments : 23.97%

Investment Companies : 23.97%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.17%	15,380,158	15,380,158
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.20	40,321,619	40,321,619

Total Short-Term Investments (Cost $55,701,777)				55,701,777

Total investments in securities (Cost $253,529,589)*	117.26%			272,455,366

Other assets and liabilities, net	(17.26)			(40,094,475)

Total net assets	100.00%			$232,360,891

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $256,467,742 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$25,465,565
Gross unrealized depreciation	(9,477,941)

Net unrealized appreciation	$15,987,624

4

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS – SEPTEMBER 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage VT Opportunity Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities are categorized as Level 2 in these circumstances and may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On September 30, 2012, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$216,203,943	$0	$0	$216,203,943
Other	0	0	549,646	549,646
Short-term investments
Investment companies	15,380,158	40,321,619	0	55,701,777

	$231,584,101	$40,321,619	$549,646	$272,455,366

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended September 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 97.49%

Consumer Discretionary : 14.97%

Hotels, Restaurants & Leisure : 5.30%
BJ’s Restaurants Incorporated †«	89,280	$4,048,847
Bravo Brio Restaurant Group Incorporated †«	24,866	361,800
Ignite Restaurant Group Incorporated †	8,200	114,308
Life Time Fitness Incorporated †«	118,400	5,415,616
Shuffle Master Incorporated †	142,142	2,247,265

		12,187,836

Household Durables : 0.46%
SodaStream International Limited †«	27,200	1,065,424

Internet & Catalog Retail : 3.24%
HomeAway Incorporated †«	120,654	2,829,336
Kayak Software Corporation †«	22,689	801,602
Shutterfly Incorporated †	123,353	3,838,745

		7,469,683

Media : 1.31%
IMAX Corporation †«	151,600	3,018,356

Specialty Retail : 4.66%
Asbury Automotive Group Incorporated †	66,700	1,864,265
DSW Incorporated Class A «	59,100	3,943,152
Hibbett Sports Incorporated †«	18,500	1,099,825
Vitamin Shoppe Incorporated †«	65,300	3,808,296

		10,715,538

Consumer Staples : 2.36%

Food & Staples Retailing : 2.36%
The Fresh Market Incorporated †	67,500	4,048,650
United Natural Foods Incorporated †	23,600	1,379,420

		5,428,070

Energy : 5.82%

Energy Equipment & Services : 0.60%
Forum Energy Technologies Incorporated †«	57,246	1,392,223

Oil, Gas & Consumable Fuels : 5.22%
Approach Resources Incorporated †«	151,200	4,555,656
Carrizo Oil & Gas Incorporated †«	44,656	1,116,847
Kodiak Oil & Gas Corporation †«	183,700	1,719,432
Laredo Petroleum Holdings Incorporated †«	92,759	2,038,843
Oasis Petroleum Incorporated †	87,300	2,572,731

		12,003,509

Financials : 3.39%

Capital Markets : 2.41%
Financial Engines Incorporated †«	232,600	5,542,858

Insurance : 0.47%
eHealth Incorporated †«	57,400	1,077,398

1

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND

Security name	Shares	Value
Real Estate Management & Development : 0.51%
Zillow Incorporated Class A †«	27,800	$1,172,604

Health Care : 19.45%

Biotechnology : 1.21%
Cepheid Incorporated †«	34,900	1,204,399
Exact Sciences Corporation †«	89,920	990,019
Genomic Health Incorporated †«	17,300	600,137

		2,794,555

Health Care Equipment & Supplies : 11.09%
Abiomed Incorporated †«	50,600	1,062,094
Align Technology Incorporated †«	138,900	5,135,133
Cynosure Incorporated Class A †«	37,500	989,250
DexCom Incorporated †«	109,000	1,638,270
Endologix Incorporated †«	416,899	5,761,544
Masimo Corporation †	94,640	2,288,395
Novadaq Technologies Incorporated †	43,600	450,824
NxStage Medical Incorporated †	273,020	3,606,594
Volcano Corporation †	160,100	4,574,057

		25,506,161

Health Care Providers & Services : 1.36%
HMS Holdings Corporation †«	40,150	1,342,215
MWI Veterinary Supply Incorporated †«	16,800	1,792,224

		3,134,439

Health Care Technology : 0.32%
Healthstream Incorporated †«	26,000	739,960

Pharmaceuticals : 5.47%
Akorn Incorporated †«	463,515	6,127,668
Impax Laboratories Incorporated †«	102,700	2,666,092
Jazz Pharmaceuticals plc †«	66,400	3,785,464

		12,579,224

Industrials : 16.32%

Commercial Services & Supplies : 3.17%
InnerWorkings Incorporated †	248,689	3,237,931
On Assignment Incorporated †	203,581	4,055,334

		7,293,265

Electrical Equipment : 0.71%
Thermon Group Holdings Incorporated †	65,225	1,629,973

Machinery : 4.94%
Chart Industries Incorporated †«	60,192	4,445,179
Colfax Corporation †«	63,100	2,313,877
Robbins & Myers Incorporated	21,200	1,263,520
The Middleby Corporation †«	28,999	3,353,444

		11,376,020

Professional Services : 2.95%
Advisory Board Company †	76,600	3,663,778
Corporate Executive Board Company	28,900	1,549,907

2

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Shares	Value
Professional Services (continued)
Mistras Group Incorporated †«	67,668	$1,569,898

		6,783,583

Road & Rail : 2.36%
Genesee & Wyoming Incorporated †«	81,400	5,442,404

Trading Companies & Distributors : 2.19%
DXP Enterprises Incorporated †«	77,897	3,721,140
Titan Machinery Incorporated †«	64,673	1,311,568

		5,032,708

Information Technology : 35.18%

Communications Equipment : 2.49%
Aruba Networks Incorporated †«	25,500	573,368
Ixia †«	191,211	3,072,761
Procera Networks Incorporated †«	88,335	2,075,873

		5,722,002

Computers & Peripherals : 0.43%
Stratasys Incorporated †«	18,200	990,080

Electronic Equipment, Instruments & Components : 1.71%
OSI Systems Incorporated †	50,600	3,938,704

Internet Software & Services : 9.44%
Brightcove Incorporated †«	230,179	2,688,491
Envestnet Incorporated «	235,500	2,755,350
Liquidity Services Incorporated †«	84,100	4,222,661
LivePerson Incorporated †	81,500	1,475,965
Mercadolibre Incorporated «	38,500	3,178,175
OpenTable Incorporated †«	39,000	1,622,400
SciQuest Incorporated †	221,354	4,028,643
SPS Commerce Incorporated †«	45,596	1,754,078

		21,725,763

IT Services : 4.22%
Gartner Incorporated †	35,794	1,649,745
MarketAxess Holdings Incorporated	83,278	2,631,585
Maximus Incorporated	8,000	477,760
ServiceSource International Incorporated †«	175,600	1,801,656
Wright Express Corporation †	45,094	3,143,954

		9,704,700

Semiconductors & Semiconductor Equipment : 1.55%
Cavium Incorporated †«	47,200	1,573,176
Entegris Incorporated †	245,800	1,998,354

		3,571,530

Software : 15.34%
Allot Communications Limited †«	75,494	2,002,101
Broadsoft Incorporated †«	118,776	4,872,192
Fortinet Incorporated †	140,200	3,384,428
Glu Mobile Incorporated †«	252,800	1,170,464
Guidewire Software Incorporated †	55,500	1,723,275
Imperva Incorporated †«	74,036	2,738,592
Infoblox Incorporated †«	10,600	246,450

3

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND

Security name			Shares	Value
Software (continued)
Kenexa Corporation †			74,261	$3,403,382
PROS Holdings Incorporated †«			104,427	1,991,423
Solarwinds Incorporated †			78,806	4,392,646
Sourcefire Incorporated †			63,300	3,103,599
Synchronoss Technologies Incorporated †			148,758	3,406,558
Ultimate Software Group Incorporated †«			28,000	2,858,800

				35,293,910

Total Common Stocks (Cost $192,312,871)				224,332,480

Investment Companies : 0.53%
iShares Russell 2000 Growth Index Fund ETF «			12,730	1,217,115

Total Investment Companies (Cost $1,095,224)				1,217,115

			Principal
Other : 0.10%
Gryphon Funding Limited Pass-Through Entity (v)(i)(a)			$819,753	237,728

Total Other (Cost $89,814)				237,728

Short-Term Investments : 42.08%

		Yield
Investment Companies : 42.08%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.17%	3,210,569	3,210,569
Wells Fargo Securities Lending Cash Investments, LLC (r)(u)(l)(v)		0.20	93,625,076	93,625,076

Total Short-Term Investments (Cost $96,835,645)				96,835,645

Total investments in securities (Cost $290,333,554)*	140.20%			322,622,968

Other assets and liabilities, net	(40.20)			(92,513,631)

Total net assets	100.00%			$230,109,337

†	Non-income-earning security
«	All or a portion of this security is on loan.
(v)	Security represents investment of cash collateral received from securities on loan.
(i)	Illiquid security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $291,938,122 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$37,956,336
Gross unrealized depreciation	(7,271,490)

Net unrealized appreciation	$30,684,846

4

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS – SEPTEMBER 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage VT Small Cap Growth Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receive reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$224,332,480	$0	$0	$224,332,480
Investment companies	1,217,115	0	0	1,217,115
Other	0	0	237,728	237,728
Short-term investments
Investment companies	3,210,569	93,625,076	0	96,835,645

	$228,760,164	$93,625,076	$237,728	$322,622,968

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended September 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 96.79%

Consumer Discretionary : 4.82%

Auto Components : 0.17%
Gentex Corporation	5,800	$98,658

Diversified Consumer Services : 0.45%
Cambium Learning Group Incorporated †	22,100	21,879
Corinthian Colleges Incorporated †	98,800	235,144

		257,023

Hotels, Restaurants & Leisure : 1.91%
Denny’s Corporation †	48,800	236,680
Scientific Games Corporation Class A †	49,200	406,884
The Wendy’s Company	100,400	456,820

		1,100,384

Household Durables : 0.99%
Cavco Industries Incorporated †	8,400	385,476
KB Home Incorporated	4,900	70,315
Skyline Corporation	21,600	116,856

		572,647

Internet & Catalog Retail : 0.08%
dELiA*s Incorporated †	31,750	44,133

Media : 0.49%
Discovery Communications Incorporated †	5,000	280,200

Multiline Retail : 0.13%
Saks Incorporated †	7,400	76,294

Specialty Retail : 0.60%
GameStop Corporation Class A	10,300	216,300
rue21 Incorporated †	4,100	127,715

		344,015

Consumer Staples : 0.65%

Personal Products : 0.65%
Prestige Brands Holdings Incorporated †	22,200	376,512

Energy : 24.94%

Energy Equipment & Services : 7.09%
Ensco plc Class A	2,900	158,224
Helix Energy Solutions Group Incorporated †	17,900	327,033
Helmerich & Payne Incorporated	10,000	476,100
ION Geophysical Corporation †	99,700	691,918
Key Energy Services Incorporated †	33,500	234,500
Newpark Resources Incorporated †	111,200	823,992
Oceaneering International Incorporated #	8,500	469,625
Parker Drilling Company †	46,200	195,426
PHI Incorporated (non-voting) †	11,600	364,936
PHI Incorporated (voting) †	2,400	78,576
Vantage Drilling Company †	54,300	99,912

1

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND

Security name	Shares	Value
Energy Equipment & Services (continued)
Willbros Group Incorporated †	31,100	$167,007

		4,087,249

Oil, Gas & Consumable Fuels : 17.85%
Clean Energy Fuels Corporation †	4,200	55,314
Forest Oil Corporation †	18,400	155,480
InterOil Corporation †	69,000	5,330,940
McMoRan Exploration Company †	109,000	1,280,750
Newfield Exploration Company †	5,500	172,260
PetroQuest Energy Incorporated †	4,700	31,537
Pioneer Natural Resources Company	550	57,420
Plains Exploration & Product Company †	2,500	93,675
Range Resources Corporation #	23,100	1,613,997
Trilogy Energy Corporation	57,100	1,489,212

		10,280,585

Financials : 17.07%

Commercial Banks : 3.58%
Ameris Bancorp †	5,600	70,504
Associated Banc-Corporation	6,500	85,605
Bancorp Incorporated †	21,800	223,886
BBCN Bancorp Incorporated †	12,188	153,691
CenterState Banks Incorporated	17,900	159,668
City National Corporation	4,100	211,191
First Horizon National Corporation	23,600	227,268
First Niagara Financial Group Incorporated	35,300	285,577
IBERIABANK Corporation	5,100	233,580
NBH Holdings Corporation †144A(a)	11,400	221,844
Park Sterling Corporation †	14,900	73,606
Sandy Spring Bancorp Incorporated	2,920	56,210
Western Liberty Bancorp †	13,700	55,759

		2,058,389

Insurance : 3.21%
Argo Group International Holdings Limited	32,600	1,055,914
Hilltop Holdings Incorporated †	26,900	341,899
Mercury General Corporation	7,300	282,145
OneBeacon Insurance Group Limited	12,700	170,688

		1,850,646

REITs : 10.17%
Anworth Mortgage Asset Corporation	34,700	235,960
Capstead Mortgage Corporation	45,400	612,446
Chimera Investment Corporation	612,600	1,660,146
Crexus Investment Corporation	61,500	664,815
Hatteras Financial Corporation	12,600	355,194
Invesco Mortgage Capital Incorporated	40,500	815,265
MFA Mortgage Investments Incorporated	69,900	594,150
Redwood Trust Incorporated	31,300	452,598
Sun Communities Incorporated	10,600	467,672

		5,858,246

Thrifts & Mortgage Finance : 0.11%
Northwest Bancshares Incorporated	5,300	64,819

2

WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Shares	Value
Health Care : 7.50%

Health Care Equipment & Supplies : 4.09%
Hill-Rom Holdings Incorporated	3,600	$104,616
Hologic Incorporated †	10,800	218,592
Invacare Corporation	10,300	145,642
Orasure Technologies Incorporated †	113,700	1,264,344
Symmetry Medical Incorporated †	19,100	188,899
Thoratec Corporation †	6,900	238,740
Varian Medical Systems Incorporated †	3,200	193,024

		2,353,857

Health Care Providers & Services : 2.10%
Amedisys Incorporated †	19,900	274,819
Community Health Systems Incorporated †	5,400	157,356
Cross Country Healthcare Incorporated †	34,937	164,903
Gentiva Health Services Incorporated †	37,100	419,972
Healthways Incorporated †	16,700	195,557

		1,212,607

Health Care Technology : 0.61%
Allscripts Healthcare Solutions Incorporated †	19,800	246,114
Medidata Solutions Incorporated †	2,500	103,750

		349,864

Life Sciences Tools & Services : 0.70%
Nordion Incorporated	22,300	150,525
Parexel International Corporation †	8,200	252,232

		402,757

Industrials : 13.12%

Airlines : 4.19%
Alaska Air Group Incorporated †	13,900	487,334
Delta Air Lines Incorporated †	78,700	720,892
Lan Airlines SA ADR	4,100	103,648
United Continental Holdings Incorporated †	56,500	1,101,750

		2,413,624

Building Products : 0.31%
Webco Industries Incorporated †(a)(i)	1,400	175,700

Commercial Services & Supplies : 4.59%
ABM Industries Incorporated	38,100	721,233
ACCO Brands Corporation †	99,800	647,702
GEO Group Incorporated	31,100	860,537
Healthcare Services Group	13,800	315,606
Kforce Incorporated †	8,200	96,678

		2,641,756

Construction & Engineering : 2.79%
Chicago Bridge & Iron Company NV #	32,800	1,249,352
Primoris Services Corporation	27,300	356,265

		1,605,617

3

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND

Security name	Shares	Value
Electrical Equipment : 0.59%
GrafTech International Limited †	38,000	$341,620

Professional Services : 0.29%
Hill International Incorporated †	38,900	169,604

Road & Rail : 0.17%
Covenant Transport Incorporated Class A †	21,700	99,820

Trading Companies & Distributors : 0.19%
Applied Industrial Technologies Incorporated	2,700	111,861

Information Technology : 8.22%

Communications Equipment : 0.98%
Brocade Communications Systems Incorporated †	56,600	334,789
Harmonic Incorporated †	43,700	198,398
MRV Communications Incorporated	56,200	30,348

		563,535

Computers & Peripherals : 2.09%
Cray Incorporated †	52,940	672,338
Intermec Incorporated †	55,700	345,897
Quantum Corporation †	116,600	187,726

		1,205,961

Electronic Equipment, Instruments & Components : 3.85%
Checkpoint Systems Incorporated †	25,700	212,796
Cognex Corporation	10,900	376,922
Coherent Incorporated †	13,500	619,110
OSI Systems Incorporated †#	9,860	767,502
Power One Incorporated †	43,300	242,480

		2,218,810

Internet Software & Services : 0.32%
Monster Worldwide Incorporated †	25,300	185,449

Office Electronics : 0.22%
Zebra Technologies Corporation †	3,300	123,882

Semiconductors & Semiconductor Equipment : 0.32%
GT Advanced Technologies Incorporated †	34,100	185,845

Software : 0.44%
Accelrys Incorporated †	28,900	250,274

Materials : 18.97%

Chemicals : 0.44%
Calgon Carbon Corporation †	17,800	254,718

Containers & Packaging : 0.23%
Intertape Polymer Group Incorporated	19,400	133,278

Metals & Mining : 17.89%
Agnico-Eagle Mines Limited	22,600	1,172,488
Carpenter Technology Corporation	13,100	685,392
Eldorado Gold Corporation	23,000	350,520
Great Basin Gold Limited †(a)	113,800	9,980
Harry Winston Diamond Corporation †	7,800	92,352
Petaquilla Minerals Limited †	5,800	3,683

4

WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Shares	Value
Metals & Mining (continued)
Randgold Resources Limited ADR #	40,900	$5,030,700
Royal Gold Incorporated	10,900	1,088,474
Sandstorm Gold Limited †	42,048	540,196
Silver Standard Resources Incorporated †	44,100	706,923
Steel Dynamics Incorporated	37,600	422,248
United States Steel Corporation	10,600	202,142

		10,305,098

Paper & Forest Products : 0.41%
Wausau Paper Corporation	25,400	235,204

Telecommunication Services : 1.50%

Diversified Telecommunication Services : 1.50%
Cincinnati Bell Incorporated †	151,100	861,270

Total Common Stocks (Cost $47,768,572)		55,751,811

Investment Companies : 1.25%
KBW Regional Banking ETF	3,260	93,366
Market Vectors Gold Miners ETF	11,719	629,427

Total Investment Companies (Cost $655,699)		722,793

		Yield
Short-Term Investments : 1.88%

Investment Companies : 1.88%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.17%	1,080,935	1,080,935

Total Short-Term Investments (Cost $1,080,935)				1,080,935

Total investments in securities (Cost $49,505,206)*	99.92%			57,555,539
Other assets and liabilities, net	0.08			43,224

Total net assets	100.00%			$57,598,763

†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $49,816,725 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$11,997,203
Gross unrealized depreciation	(4,258,389)

Net unrealized appreciation	$7,738,814

5

WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – SEPTEMBER 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage VT Small Cap Value Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities are categorized as Level 2 in these circumstances and may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On September 30, 2012, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receive reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Options

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment, the value of which is subsequently adjusted based on the current market value of the option. Premiums paid for purchased options that expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$55,344,287	$407,524	$0	$55,751,811
Investment companies	722,793	0	0	722,793
Short-term investments
Investment companies	1,080,935	0	0	1,080,935

	$57,148,015	$407,524	$0	$57,555,539

As of September 30, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Written options	$0	$(17,880)	$0	$(17,880)

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended September 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

Derivative transactions

As of September 30, 2012, the Fund entered into written options for economic hedging purposes. Open call options written at September 30, 2012 were as follow for the Fund:

Expiration date	Issuer name	Number of contracts	Strike price	Value
10-20-12	Carpenter Technology Corporation	2	$50.00	$(590)
10-20-12	Chicago Bridge & Iron Company NV	1	37.00	(175)
10-20-12	Oceaneering International Incorporated	2	55.00	(280)
10-20-12	Oceaneering International Incorporated	1	50.00	(530)
10-20-12	OSI Systems Incorporated	2	70.00	(1,600)
10-20-12	Range Resources Corporation	2	67.50	(742)
10-20-12	Range Resources Corporation	2	70.00	(320)
12-22-12	Randgold Resources Limited ADR	2	115.00	(2,600)
12-22-12	Randgold Resources Limited ADR	1	130.00	(529)
12-22-12	Randgold Resources Limited ADR	2	125.00	(1,438)
12-22-12	Randgold Resources Limited ADR	2	110.00	(3,280)
12-22-12	Randgold Resources Limited ADR	2	120.00	(1,896)
12-22-12	Randgold Resources Limited ADR	2	105.00	(3,900)

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 36.39%
FHLMC %%	2.50%	11-1-27	$600,000	$628,406
FHLMC	3.00	7-1-32	40,759	43,434
FHLMC	3.00	9-1-32	109,000	116,154
FHLMC	3.50	1-1-32	24,429	26,290
FHLMC	3.50	8-1-32	69,528	74,824
FHLMC	3.50	8-1-32	64,607	70,235
FHLMC (a)%%	3.50	10-15-32	25,000	26,912
FHLMC (a)%%	3.50	10-15-32	38,000	41,322
FHLMC (a)%%	3.50	11-15-32	56,000	60,896
FHLMC	4.00	1-1-32	25,638	27,825
FHLMC	4.00	1-1-32	44,028	47,784
FHLMC	4.00	6-1-32	122,995	136,657
FHLMC	4.00	8-1-32	50,858	56,508
FHLMC	4.00	8-1-32	90,751	100,832
FHLMC	4.00	11-15-37	84,619	87,059
FHLMC	4.00	2-15-40	208,012	220,169
FHLMC	4.00	4-1-42	446,573	496,137
FHLMC	4.00	6-1-42	94,340	105,188
FHLMC	4.00	6-1-42	303,722	337,431
FHLMC	4.00	6-1-42	199,091	221,984
FHLMC	4.00	6-1-42	1,215,470	1,350,373
FHLMC	4.00	6-1-42	299,698	332,962
FHLMC %%	4.50	10-15-42	91,000	102,887
FHLMC	5.00	8-1-39	607,122	680,844
FHLMC	5.00	4-1-41	82,799	93,914
FHLMC	5.00	5-1-41	73,940	83,866
FHLMC	5.00	7-1-41	300,836	341,220
FHLMC	5.00	8-1-41	577,233	654,722
FHLMC	5.00	4-1-42	71,161	79,802
FHLMC	5.50	7-1-38	258,901	290,316
FHLMC	5.50	12-15-39	530,049	604,374
FHLMC ±	5.59	10-1-38	26,252	28,522
FHLMC ±	5.64	11-1-39	342,637	372,583
FHLMC ±	5.72	11-1-37	1,256	1,362
FHLMC ±	5.90	3-1-37	4,949	5,387
FHLMC	6.00	3-1-34	33,419	37,464
FHLMC	6.00	2-1-35	28,824	32,312
FHLMC	6.00	12-1-35	467,449	524,023
FHLMC Series 2980 Class QA	6.00	5-15-35	579,950	655,329
FHLMC Series 3529 Class AG	6.50	4-15-39	308,250	349,198
FHLMC Series 3622 Class WA	5.50	9-15-39	187,479	206,581
FHLMC Series 3715 Class PC	4.50	8-15-40	36,000	40,473
FHLMC Series K003 Class AAB	4.77	5-25-18	151,000	171,353
FHLMC Series K005 Class A2	4.32	11-25-19	127,000	148,788
FHLMC Series T-48 Class 1A3 ±	6.22	7-25-33	2,852	3,305
FHLMC Series T-57 Class 1A3	7.50	7-25-43	31,767	36,910
FHLMC Series T-59 Class 1A3	7.50	10-25-43	43,428	49,993
FHLMC Series T-60 Class 1A3	7.50	3-25-44	44,312	51,120
FNMA %%	2.50	11-1-27	1,000,000	1,048,594
FNMA %%	2.50	12-1-27	3,100,000	3,243,859
FNMA	3.00	6-1-32	75,274	80,156
FNMA	3.00	7-1-32	46,731	49,762
FNMA	3.00	8-1-32	66,801	71,134
FNMA %%	3.00	12-1-42	1,200,000	1,260,375
FNMA	3.50	1-1-32	109,566	117,960
FNMA	3.50	4-1-32	190,335	204,916
FNMA	3.50	4-1-32	119,258	128,394
FNMA	3.50	8-1-32	168,879	181,817
FNMA	3.50	9-1-32	70,000	75,833
FNMA	3.50	9-1-32	54,000	58,500
FNMA (a)%%	3.50	10-15-32	246,000	264,123
FNMA (a)%%	3.50	10-15-32	178,000	191,114
FNMA (a)%%	3.50	10-25-32	25,000	27,186

1

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (a)%%	3.50%	11-25-32	$50,000	$54,371
FNMA	3.50	8-1-42	228,285	247,307
FNMA	3.50	8-1-42	24,925	27,002
FNMA	3.50	10-1-42	107,000	115,916
FNMA	4.00	8-1-32	59,819	66,568
FNMA	4.00	8-1-32	66,628	74,146
FNMA	4.00	7-1-42	973,962	1,083,859
FNMA	4.00	7-1-42	224,353	249,668
FNMA	4.00	8-1-42	1,057,672	1,177,014
FNMA	4.00	9-1-42	1,420,476	1,580,755
FNMA	4.00	10-1-42	664,000	737,273
FNMA	5.00	4-1-40	459,332	503,224
FNMA	5.00	3-1-41	24,460	27,852
FNMA	5.00	5-1-41	103,117	116,966
FNMA	5.00	6-1-41	90,717	103,298
FNMA	5.00	6-1-41	79,776	90,490
FNMA	5.00	6-1-41	62,633	71,045
FNMA	5.00	7-1-41	24,194	27,443
FNMA	5.00	7-1-41	1,035,191	1,179,078
FNMA	5.00	7-1-41	48,974	53,715
FNMA	5.00	8-1-41	105,657	120,310
FNMA	5.00	8-1-41	60,751	68,911
FNMA	5.00	8-1-41	62,745	71,172
FNMA	5.00	8-1-41	230,530	262,500
FNMA	5.00	8-1-41	61,946	70,556
FNMA	5.00	9-1-41	146,766	166,478
FNMA	5.00	9-1-41	76,810	87,462
FNMA ±	5.46	1-1-36	83,749	89,334
FNMA	5.50	9-1-34	47,286	51,686
FNMA	5.50	4-1-36	41,796	45,873
FNMA	5.50	1-15-38	105,000	114,077
FNMA	5.50	7-1-39	48,607	55,658
FNMA ±	5.86	9-1-37	49,745	54,124
FNMA ±	6.00	9-1-37	16,683	18,238
FNMA	6.00	3-1-34	682,007	768,659
FNMA	6.00	8-1-34	79,784	89,912
FNMA	6.00	8-1-34	38,235	43,292
FNMA	6.00	11-1-34	59,594	67,011
FNMA	6.00	12-1-34	206,012	232,159
FNMA	6.00	4-1-35	19,915	22,443
FNMA	6.00	4-1-35	185,802	208,928
FNMA	6.00	4-1-35	18,486	20,932
FNMA	6.00	12-1-35	144,614	163,743
FNMA	6.00	8-1-36	205,336	230,893
FNMA	6.00	7-1-37	381,438	428,620
FNMA	6.00	7-1-37	56,937	64,468
FNMA	6.00	10-1-38	213,335	236,221
FNMA ±	6.27	9-1-37	177,161	194,200
FNMA	7.00	2-25-42	185,022	206,545
FNMA Series 2002-33 Class A2	7.50	6-25-32	33,387	39,485
FNMA Series 2003-W17 Class 1A7	5.75	8-25-33	85,000	99,526
FNMA Series 2005-5 Class PA	5.00	1-25-35	54,415	59,069
FNMA Series 2006-56 Class CA	6.00	7-25-36	30,424	34,366
FNMA Series 2009-30 Class AD	6.50	4-25-39	198,317	216,694
FNMA Series 2009-93 Class PD	4.50	9-25-39	73,744	79,413
FNMA Series 2009-M01 Class A2	4.29	7-25-19	135,000	156,477
FNMA Series 2009-M02 Class A3	4.00	1-25-19	232,000	264,751
FNMA Series 2010-054 Class EA	4.50	6-25-40	264,353	285,624
FNMA Series 2010-M01 Class A2	4.45	9-25-19	82,000	94,081
FNMA Series 2010-M03 Class A3 ±	4.33	3-25-20	499,000	569,938
FNMA Series 2011 Class 53	4.50	6-25-41	172,536	182,668
FNMA Series 2011-53 Class TN	4.00	6-25-41	922,986	973,717
FNMA Series 2011-78 Class D	4.00	8-25-41	42,524	45,038
GNMA ±	3.00	8-20-41	65,401	69,620
GNMA ±	3.00	8-20-41	84,569	90,065

2

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA ±	3.00%	10-20-41	$70,997	$75,611
GNMA ±	3.00	11-20-41	44,840	47,732
GNMA ±	3.00	1-20-42	147,167	156,658
GNMA ±	3.50	5-20-41	66,323	70,992
GNMA ±	3.50	7-20-41	49,850	53,347
GNMA ±	3.50	8-20-41	58,113	62,191
GNMA ±	3.50	10-20-41	59,657	63,858
GNMA	4.50	4-20-39	88,000	100,590
GNMA	6.00	1-15-40	449,448	508,287
GNMA Series 2002-95 Class DB	6.00	1-25-33	140,000	159,376

Total Agency Securities (Cost $32,670,915)				33,660,322

Asset-Backed Securities : 13.69%
Ally Auto Receivables Trust Series 2011-4 Class A2	0.65	3-17-14	37,742	37,766
Ally Auto Receivables Trust Series 2012-4 Class A2	0.48	5-15-15	385,000	385,522
Ally Master Owner Trust Series 2012-1 Class A1 ±	1.02	2-15-17	473,000	475,042
Ally Master Owner Trust Series 2012-3 Class A1 ±	0.92	6-15-17	148,000	149,008
American Express Credit Account Series 2012-3 Class A ±	0.37	3-15-18	603,000	603,017
Americredit Automobile Receivables Trust Series 2012-4 Class A2	0.49	4-8-16	112,000	112,043
Americredit Automobile Receivables Trust Series 2012-4 Class A3	0.67	6-8-17	102,000	102,058
BMW Floorplan Master Owner Trust Series 2012-1A Class A ±144A	0.62	9-15-17	250,000	250,005
Capital One Multi-Asset Execution Trust Series 2005-A10 Class A ±	0.30	9-15-15	101,000	100,991
Capital One Multi-Asset Execution Trust Series 2007-A8 Class A8 ±	0.69	10-15-15	326,000	326,145
Chase Issuance Trust Series 2008-A13 Class A13 ±	1.89	9-15-15	275,000	279,037
Chase Issuance Trust Series 2012-A6 Class A ±	0.36	8-15-17	1,528,000	1,528,005
Citibank Omni Master Trust Series 2009-A17 Class A17 144A	4.90	11-15-18	252,000	274,702
Developers Diversified Realty Corporation Trust Series 2009-DDR1 Class A 144A	3.81	10-14-22	257,097	270,453
Discover Card Master Trust Series 2007-A2 Class A2 ±	0.73	6-15-15	121,000	121,081
Discover Card Master Trust Series 2012-A5 Class A5 ±	0.42	1-16-18	229,000	229,659
Ford Credit Floorplan Master Trust Series 2012-1 Class A ±	0.69	1-15-16	350,000	351,471
Ford Credit Floorplan Master Trust Series 2012-4 Class A2 ±	0.57	9-15-16	360,000	360,008
GE Capital Credit Card Master Note Trust Series 2011-1 Class A ±	0.77	1-15-17	100,000	100,500
GE Capital Credit Card Master Note Trust Series 2012-4 Class A ±	0.52	6-15-18	100,000	100,384
Honda Auto Receivables Owner Trust Series 2009-2 Class A4	4.43	7-15-15	76,740	76,881
Honda Auto Receivables Owner Trust Series 2010-3 Class A4	0.94	12-21-16	230,000	231,237
MMCA Automobile Trust Series 2011-A Class A4 144A	2.02	10-17-16	116,000	118,431
Nelnet Student Loan Trust Series 2002-2 Class A4CP ±	0.51	9-25-24	82,068	81,914
Nelnet Student Loan Trust Series 2005-1 Class A5 ±	0.56	10-25-33	293,000	271,594
Nelnet Student Loan Trust Series 2005-2 Class A5 ±	0.47	3-23-37	396,000	371,723
Nelnet Student Loan Trust Series 2006-1 Class A4 ±	0.52	11-23-22	454,783	453,367
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.53	10-26-26	307,523	307,083
Nelnet Student Loan Trust Series 2007-1 Class A3 ±	0.50	5-27-25	153,000	143,942
Nelnet Student Loan Trust Series 2007-2A Class A3L ±144A	0.72	3-25-26	526,000	510,817
Nissan Master Owner Trust Receivables Series 2012-A Class A ±	0.69	5-15-17	84,000	84,400
Santander Drive Auto Receivables Series 2012-5 Class A2	0.57	12-15-15	177,000	177,273
Santander Drive Auto Receivables Series 2012-5 Class A3	0.83	12-15-16	51,000	51,283
SLC Student Loan Trust Series 2006-2 Class A5 ±	0.49	9-15-26	115,000	108,879
SLM Student Loan Trust Series 2000-A Class A2 ±	0.64	10-28-28	102,218	101,946
SLM Student Loan Trust Series 2003-12 Class A5 ±144A	0.67	9-15-22	193,000	193,002
SLM Student Loan Trust Series 2004-5 Class A4 ±	0.60	1-25-21	63,130	63,057
SLM Student Loan Trust Series 2004-6 Class A5 ±	0.62	4-27-20	146,438	146,054
SLM Student Loan Trust Series 2005-1 Class A2 ±	0.53	4-27-20	75,693	75,131
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.65	7-27-26	100,000	102,597
SLM Student Loan Trust Series 2005-9 Class A4 ±	0.55	1-25-23	65,271	65,272
SLM Student Loan Trust Series 2007-2 Class A2 ±	0.45	7-25-17	102,514	102,326
SLM Student Loan Trust Series 2007-4 Class A3 ±	0.51	1-25-22	348,000	347,842
SLM Student Loan Trust Series 2008-2 Class A3 ±	1.20	4-25-23	115,000	115,006
SLM Student Loan Trust Series 2008-5 Class A4 ±	2.15	7-25-23	266,000	280,411
SLM Student Loan Trust Series 2011-C Class A1 ±144A	1.62	12-15-23	308,576	310,992
SLM Student Loan Trust Series 2012-2 Class A ±	0.92	1-25-29	276,168	277,984
SLM Student Loan Trust Series 2012-3 Class A ±	0.87	12-26-25	217,954	218,923

3

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
SLM Student Loan Trust Series 2012-6 Class A2 ±	0.50%	9-25-19	$168,000	$168,006
SLM Student Loan Trust Series 2012-A Class A1 ±144A	1.62	8-15-25	301,470	304,735
SLM Student Loan Trust Series 2012-B Class A1 ±144A	1.32	12-15-21	292,127	294,157
SLM Student Loan Trust Series 2012-C Class A1 ±144A	1.32	8-15-23	246,392	248,126
SMS Student Loan Trust Series 2000-B Class A2 ±	0.65	4-28-29	101,249	100,415

Total Asset-Backed Securities (Cost $12,594,907)				12,661,703

Corporate Bonds and Notes : 18.92%

Consumer Discretionary : 1.84%

Automobiles : 0.50%
Daimler Finance North America LLC 144A	1.30	7-31-15	215,000	215,846
Daimler Finance North America LLC 144A	1.88	9-15-14	245,000	248,814

				464,660

Diversified Consumer Services : 0.09%
University of Pennsylvania	4.67	9-1-12	70,000	79,818

Hotels, Restaurants & Leisure : 0.20%
Wyndham Worldwide Corporation	2.95	3-1-17	55,000	55,475
Wyndham Worldwide Corporation	4.25	3-1-22	125,000	128,499

				183,974

Media : 0.86%
Comcast Corporation	4.65	7-15-42	37,000	39,628
DIRECTV Holdings LLC	3.80	3-15-22	70,000	72,052
DIRECTV Holdings LLC	5.15	3-15-42	70,000	71,303
NBCUniversal Media LLC	2.88	1-15-23	157,000	156,713
NBCUniversal Media LLC	4.45	1-15-43	104,000	103,645
News America Incorporated	6.15	3-1-37	55,000	65,982
News America Incorporated	6.15	2-15-41	41,000	51,101
Omnicom Group Incorporated	3.63	5-1-22	100,000	105,646
Time Warner Cable Incorporated	4.50	9-15-42	70,000	69,901
Time Warner Cable Incorporated	5.50	9-1-41	50,000	56,648

				792,619

Specialty Retail : 0.19%
Gap Incorporated	5.95	4-12-21	161,000	179,377

Consumer Staples : 2.72%

Beverages : 1.31%
Anheuser Busch InBev Worldwide Incorporated	0.80	7-15-15	300,000	301,255
Anheuser Busch InBev Worldwide Incorporated	1.38	7-15-17	295,000	298,672
PepsiCo Incorporated	1.25	8-13-17	320,000	322,918
PepsiCo Incorporated	2.50	5-10-16	105,000	110,838
The Coca-Cola Company	1.80	9-1-16	170,000	177,155

				1,210,838

Food & Staples Retailing : 0.35%
Wal-Mart Stores Incorporated	5.63	4-15-41	70,000	93,503
Walgreen Company	1.80	9-15-17	125,000	126,441
Walgreen Company	3.10	9-15-22	100,000	101,509

				321,453

4

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Food Products : 0.78%
Conagra Foods Incorporated	1.35%	9-10-15	$70,000	$70,488
Conagra Foods Incorporated	2.10	3-15-18	70,000	71,060
Conagra Foods Incorporated	3.25	9-15-22	60,000	60,488
Ingredion Incorporated	1.80	9-25-17	75,000	75,224
Kraft Foods Incorporated 144A	5.00	6-4-42	55,000	61,436
Kraft Foods Incorporated	5.38	2-10-20	90,000	108,593
Kraft Foods Incorporated	6.50	2-9-40	70,000	94,929
Tyson Foods Incorporated	4.50	6-15-22	175,000	183,313

				725,531

Household Products : 0.09%
Church & Dwight Company Incorporated	2.88	10-1-22	80,000	81,191

Tobacco : 0.19%
Philip Morris International Incorporated	1.13	8-21-17	180,000	179,897

Energy : 1.31%

Energy Equipment & Services : 0.11%
FMG Technologies Incorporated	3.45	10-1-22	100,000	101,543

Oil, Gas & Consumable Fuels : 1.20%
DCP Midstream Operating Company	4.95	4-1-22	130,000	136,696
El Paso Pipeline Partners Operating LLC	4.10	11-15-15	110,000	116,917
El Paso Pipeline Partners Operating LLC	7.50	11-15-40	40,000	52,018
Energen Corporation	4.63	9-1-21	110,000	114,404
Energy Transfer Partners LP	5.20	2-1-22	5,000	5,548
Energy Transfer Partners LP	6.50	2-1-42	70,000	80,866
Energy Transfer Partners LP	9.00	4-15-19	15,000	19,340
EOG Resources Incorporated	2.63	3-15-23	80,000	80,884
Kerr-McGee Corporation	6.95	7-1-24	150,000	193,689
Kinder Morgan Energy Partners LP	5.00	8-15-42	65,000	67,576
Marathon Petroleum Corporation	6.50	3-1-41	93,000	114,059
MidAmerican Energy Holdings Company	6.50	9-15-37	30,000	40,218
Western Gas Partners	4.00	7-1-22	52,000	54,216
Western Gas Partners	5.38	6-1-21	30,000	34,098

				1,110,529

Financials : 8.54%

Capital Markets : 1.40%
Citigroup Funding Incorporated	1.88	10-22-12	370,000	370,347
Goldman Sachs Group Incorporated	3.30	5-3-15	155,000	161,289
Goldman Sachs Group Incorporated	6.00	6-15-20	115,000	132,624
Lazard Group LLC	6.85	6-15-17	215,000	242,700
Lazard Group LLC	7.13	5-15-15	150,000	165,421
Morgan Stanley	5.50	7-28-21	205,000	224,397

				1,296,778

Commercial Banks : 0.62%
HSBC USA Incorporated	2.38	2-13-15	345,000	355,157
Inter-American Development Bank	3.20	8-7-42	70,000	68,174
Inter-American Development Bank Series EMTN	3.88	10-28-41	136,000	148,643

				571,974

Consumer Finance : 0.75%
American Express Credit Corporation	1.75	6-12-15	225,000	230,146
Ford Motor Credit Company LLC	2.75	5-15-15	230,000	234,563

5

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
Ford Motor Credit Company LLC	5.88%	8-2-21	$200,000	$226,320

				691,029

Diversified Financial Services : 3.22%
Bank of America Corporation	3.88	3-22-17	70,000	75,345
Bank of America Corporation	5.70	1-24-22	25,000	29,371
Bank of America Corporation	5.88	2-7-42	45,000	52,664
Bank of America Corporation	6.00	9-1-17	120,000	138,832
Citigroup Incorporated	2.25	8-7-15	155,000	157,365
Citigroup Incorporated	2.65	3-2-15	160,000	163,892
Citigroup Incorporated	4.45	1-10-17	113,000	124,141
Citigroup Incorporated	4.50	1-14-22	193,000	211,959
Citigroup Incorporated	6.13	5-15-18	42,000	49,728
General Electric Capital Corporation	1.63	7-2-15	140,000	142,449
General Electric Capital Corporation	3.15	9-7-22	275,000	276,304
General Electric Capital Corporation	6.88	1-10-39	115,000	153,824
JPMorgan Chase & Company	2.00	8-15-17	113,000	114,011
JPMorgan Chase & Company	3.25	9-23-22	90,000	91,274
JPMorgan Chase & Company	4.50	1-24-22	90,000	99,856
JPMorgan Chase & Company	4.65	6-1-14	137,000	145,225
JPMorgan Chase & Company	5.40	1-6-42	70,000	81,477
Murray Street Investment Trust I	4.65	3-9-17	335,000	359,819
Private Export Funding	1.45	8-15-19	230,000	232,059
Private Export Funding	2.45	7-15-24	185,000	186,530
Safina Limited	1.55	1-15-22	91,000	90,874

				2,976,999

Insurance : 1.47%
American International Group Incorporated	4.88	6-1-22	95,000	107,086
Berkshire Hathaway Financial Incorporated	1.60	5-15-17	135,000	138,171
Berkshire Hathaway Financial Incorporated	4.40	5-15-42	60,000	61,834
Hartford Financial Services Group	6.63	4-15-42	30,000	36,321
Liberty Mutual Group Incorporated 144A	6.50	5-1-42	120,000	130,046
Markel Corporation	4.90	7-1-22	65,000	68,689
MetLife Global Funding I ±144A	0.73	3-19-14	485,000	485,023
MetLife Incorporated	4.13	8-13-42	70,000	69,014
Prudential Covered Trust Company 144A	3.00	9-30-15	140,000	145,449
Prudential Financial Incorporated	5.63	5-12-41	30,000	33,787
Torchmark Corporation	3.80	9-15-22	27,000	27,621
WR Berkley Corporation	4.63	3-15-22	56,000	59,255

				1,362,296

REITs : 1.08%
Boston Properties LP	3.70	11-15-18	55,000	59,653
Boston Properties LP	3.85	2-1-23	110,000	115,884
DDR Corporation	4.63	7-15-22	70,000	76,133
Federal Realty Investment Trust	3.00	8-1-22	50,000	49,771
HCP Incorporated	3.15	8-1-22	40,000	38,895
HCP Incorporated	3.75	2-1-19	155,000	162,522
HCP Incorporated	5.65	12-15-13	150,000	158,323
Kilroy Realty LP	4.80	7-15-18	65,000	71,862
Kilroy Realty LP	5.00	11-3-15	40,000	43,435
Ventas Realty LP	4.00	4-30-19	50,000	53,447
WEA Finance LLC 144A	3.38	10-3-22	130,000	129,268
WEA Finance LLC 144A	4.63	5-10-21	40,000	43,677

				1,002,870

6

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Health Care : 1.90%

Biotechnology : 0.55%
Amgen Incorporated	5.38%	5-15-43	$135,000	$156,643
Celgene Corporation	3.25	8-15-22	180,000	181,755
Gilead Sciences Incorporated	4.50	4-1-21	85,000	97,489
Gilead Sciences Incorporated	5.65	12-1-41	60,000	75,142

				511,029

Health Care Equipment & Supplies : 0.11%
Boston Scientific Corporation	6.40	6-15-16	90,000	104,202

Health Care Providers & Services : 0.71%
Aristotle Holding Incorporated 144A	2.65	2-15-17	35,000	36,684
Coventry Health Care Incorporated	5.95	3-15-17	130,000	151,836
Express Scripts Holding Company 144A	2.10	2-12-15	195,000	200,041
Wellpoint Incorporated	1.25	9-10-15	35,000	35,244
Wellpoint Incorporated	1.88	1-15-18	50,000	50,395
Wellpoint Incorporated	3.13	5-15-22	90,000	89,857
Wellpoint Incorporated	3.30	1-15-23	50,000	50,585
Wellpoint Incorporated	4.63	5-15-42	40,000	40,431

				655,073

Life Sciences Tools & Services : 0.09%
Life Technologies Corporation	5.00	1-15-21	70,000	79,461

Pharmaceuticals : 0.44%
Novartis Capital Corporation	2.40	9-21-22	92,000	93,110
Watson Pharmaceuticals I	1.88	10-1-17	128,000	129,455
Watson Pharmaceuticals I	3.25	10-1-22	102,000	103,332
Watson Pharmaceuticals I	4.63	10-1-42	77,000	78,938

				404,835

Industrials : 0.21%

Commercial Services & Supplies : 0.21%
ADT Corporation 144A	2.25	7-15-17	79,000	81,329
ADT Corporation 144A	3.50	7-15-22	106,000	110,150

				191,479

Materials : 0.12%

Chemicals : 0.12%
Dow Chemical Company	5.25	11-15-41	65,000	73,847
Dow Chemical Company	8.55	5-15-19	29,000	38,894

				112,741

Telecommunication Services : 0.61%

Diversified Telecommunication Services : 0.39%
AT&T Incorporated	0.88	2-13-15	100,000	100,865
AT&T Incorporated	1.60	2-15-17	140,000	143,658
AT&T Incorporated	6.40	5-15-38	45,000	59,516
CenturyLink Incorporated	7.65	3-15-42	50,000	53,322

				357,361

7

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
Wireless Telecommunication Services : 0.22%
American Tower Corporation	4.50%	1-15-18	$140,000	$154,524
American Tower Corporation	5.05	9-1-20	43,000	47,998

				202,522

Utilities : 1.67%

Electric Utilities : 0.99%
Ameren Corporation	2.70	9-1-22	135,000	137,664
Ameren Corporation	8.88	5-15-14	110,000	122,368
Arizona Public Service Company	4.50	4-1-42	60,000	64,862
Duke Energy Corporation	1.63	8-15-17	115,000	115,363
Duke Energy Corporation	3.05	8-15-22	90,000	90,887
Duke Energy Indiana Incorporated	4.20	3-15-42	90,000	92,183
Progress Energy Incorporated	3.15	4-1-22	85,000	86,582
Progress Energy Incorporated	4.10	5-15-42	55,000	57,336
Southwestern Electric Power Company	3.55	2-15-22	145,000	151,660

				918,905

Gas Utilities : 0.23%
Northern Natural Gas Company 144A	4.10	9-15-42	80,000	80,575
ONEOK Partners LP	2.00	10-1-17	80,000	81,502
ONEOK Partners LP	6.13	2-1-41	40,000	48,101

				210,178

Multi-Utilities : 0.45%
CenterPoint Energy Houston	3.55	8-1-42	85,000	83,339
CMS Energy Corporation	2.75	5-15-14	65,000	65,941
Dominion Resources Incorporated	8.88	1-15-19	115,000	156,704
Public Service Colorado	3.60	9-15-42	115,000	113,790

				419,774

Total Corporate Bonds and Notes (Cost $16,767,293)				17,500,936

Municipal Obligations : 1.07%

California : 0.25%
California Build America Bonds (Miscellaneous Revenue)	7.60	11-1-40	80,000	111,051
Los Angeles CA Community College District Build America Bonds (Tax Revenue)	6.75	8-1-49	90,000	122,685

				233,736

Illinois : 0.18%
Illinois Finance Authority (Tax Revenue)	5.37	3-1-17	55,000	61,325
Illinois Finance Authority (Tax Revenue)	5.67	3-1-18	50,000	56,443
Illinois Finance Authority (Tax Revenue)	5.88	3-1-19	45,000	50,931

				168,699

Nevada : 0.15%
Clark County NV Airport Authority (Airport Revenue)	6.82	7-1-45	95,000	136,195

New Jersey : 0.18%
New Jersey State Turnpike Authority (Transportation Revenue)	7.10	1-1-41	115,000	165,207

New York : 0.12%
Port Authority of New York and New Jersey Consolidated Bonds Series 174 (Port Authority Revenue)	4.46	10-1-62	105,000	105,000

8

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Ohio : 0.04%
Ohio State University Taxable Series A (Education Revenue)	4.80%	6-1-11	$35,000	$40,196

Texas : 0.15%
North Texas Tollway Authority (Transportation Revenue)	6.72	1-1-49	103,000	141,762

Total Municipal Obligations (Cost $804,325)				990,795

Non-Agency Mortgage Backed Securities : 5.83%
Bank of America Commercial Mortgage Incorporated Series 2002-PB2 Class B	6.31	6-11-35	18,331	18,351
Bank of America Commercial Mortgage Incorporated Series 2004-6 Class A3	4.51	12-10-42	10,367	10,515
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR7 Class A	4.95	2-11-41	5,091	5,093
CFCRE Commercial Mortgage Trust Series 2011-C2 Class A4	3.83	12-15-47	86,000	94,598
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4 ±	5.89	12-10-49	147,000	173,035
Citigroup Mortgage Loan Trust Incorporated Series 2007-AHL1 Class A2A ±	0.26	12-25-36	2,592	2,576
Commercial Mortgage Pass-Through Certificate Series 2001-J2 Class B 144A	6.30	7-16-34	151,000	151,047
Commercial Mortgage Pass-Through Certificate Series 2012-CR1 Class A3	3.39	5-15-45	140,000	151,131
Commercial Mortgage Pass-Through Certificate Series 2012-CR2 Class A2	2.03	8-15-45	115,000	119,326
Commercial Mortgage Pass-Through Certificate Series 2012-CR2 Class ASB	2.75	8-15-45	115,000	120,467
Commercial Mortgage Pass-Through Certificate Series 2012-LC4 Class A4	3.29	12-10-44	169,000	181,406
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C1 Class A3	4.81	2-15-38	38,197	39,330
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C2 Class A4	4.83	4-15-37	146,000	158,226
Credit Suisse Mortgage Capital Certificates Series 2006-C5 Class A3	5.31	12-15-39	385,000	437,949
Deutsche Bank, UBS Securities Mortgage Trust Series 2011-LC2A Class A4 144A	4.54	7-10-44	203,000	233,589
GMAC Commercial Mortgage Securities Incorporated Series 2006-C1 Class AM ±	5.29	11-10-45	88,000	92,498
Greenwich Capital Commercial Funding Corporation Series 2005-GG5 Class A5 ±	5.22	4-10-37	276,000	306,203
Greenwich Capital Commercial Funding Corporation Series 2007-GG9 Class A4	5.44	3-10-39	329,000	375,692
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-51	270,578	296,812
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2001-CIBC2 Class D ±	6.85	4-15-35	59,000	59,519
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-C2 Class B ±	5.21	12-12-34	30,000	30,108
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-LN2 Class A2	5.12	7-15-41	186,000	197,805
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A2	5.13	5-15-47	32,139	33,817
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-C1 Class A4	5.72	2-15-51	48,000	56,510
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-LD11 Class A4 ±	6.00	6-15-49	218,000	252,364
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1 144A	3.30	8-5-32	84,613	90,949
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C3 Class A4 144A	4.72	2-15-46	100,000	115,474
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-C8 Class A3	2.83	10-15-45	200,000	204,623
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-C8 Class ASB	2.38	10-15-45	91,000	93,275

9

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C7 Class A5	4.63%	10-15-29	$40,320	$41,149
Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C4 Class A3 ±	5.17	12-12-49	215,000	245,546
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C3 Class A3 ±	6.08	7-15-44	53,000	56,028
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A3A ±	4.95	7-12-38	76,000	80,141
Morgan Stanley Bank Trust Series 2012-C5 Class A3	2.83	8-15-45	68,000	71,138
Morgan Stanley Capital I Series 2007-IQ Class A4	5.81	12-12-49	194,000	230,174
Morgan Stanley Capital I Series 2012-C4 Class A4	3.24	3-15-45	141,000	151,012
Morgan Stanley Dean Witter Capital I Series 2001-TOP3 Class A4	6.39	7-15-33	2,872	2,871
Morgan Stanley Dean Witter Capital I Series 2004-TP13 Class A3	4.39	9-13-45	11,980	12,069
Morgan Stanley Mortgage Loan Trust Series 2007-6XS Class 2A1S ±	0.33	2-25-47	12,568	11,054
Sequoia Mortgage Trust Series 2010-H1 Class A1 ±	3.75	2-25-40	13,629	13,824
Sequoia Mortgage Trust Series 2011-1 Class A1 ±	4.13	2-25-41	21,772	22,856
UBS Barclays Commercial Mortgage Trust Series 2012- C3 Class A3	2.73	8-10-49	96,000	99,391
UBS Commercial Mortgage Trust Series 2005-C3 Class A	4.79	7-15-40	148,000	159,081
Wachovia Bank Commercial Mortgage Trust Series 2003-C7 Class A1 144A	4.24	10-15-35	6,382	6,437
Wachovia Bank Commercial Mortgage Trust Series 2003-C8 Class A3	4.45	11-15-35	83,986	85,216

Total Non-Agency Mortgage Backed Securities (Cost $5,229,063)				5,390,275

U.S. Treasury Securities : 19.81%
U.S. Treasury Bond	2.75	8-15-42	315,000	310,226
U.S. Treasury Bond	3.00	5-15-42	342,000	355,146
U.S. Treasury Bond	3.13	11-15-41	857,000	914,178
U.S. Treasury Bond	3.13	2-15-42	174,000	185,337
U.S. Treasury Bond	4.38	5-15-41	72,000	95,524
U.S. Treasury Bond	4.50	2-15-36	655,000	875,039
U.S. Treasury Note	0.25	10-31-13	1,840,000	1,840,935
U.S. Treasury Note	0.25	1-31-14	1,320,000	1,320,722
U.S. Treasury Note	0.25	8-31-14	927,000	927,253
U.S. Treasury Note	0.25	9-15-15	2,642,000	2,637,458
U.S. Treasury Note «	0.38	4-15-15	2,153,000	2,157,711
U.S. Treasury Note	0.63	8-31-17	1,382,000	1,383,187
U.S. Treasury Note	0.63	9-30-17	277,000	277,000
U.S. Treasury Note	1.00	8-31-19	336,000	335,370
U.S. Treasury Note	1.13	9-30-19	444,000	442,543
U.S. Treasury Note	1.63	8-15-22	206,000	205,839
U.S. Treasury Note	1.75	5-15-22	808,000	819,678
U.S. Treasury Note	2.38	2-28-15	1,038,000	1,090,306
U.S. Treasury Note	3.00	9-30-16	1,958,000	2,154,871

Total U.S. Treasury Securities (Cost $18,034,166)				18,328,323

Yankee Corporate Bonds and Notes : 7.37%

Consumer Discretionary : 0.36%

Media : 0.09%
WPP Finance 2010 Company	5.13	9-7-42	90,000	88,870

Textiles, Apparel & Luxury Goods : 0.27%
LVMH Moet Hennessy Louis 144A	1.63	6-29-17	245,000	247,139

Consumer Staples : 0.21%

Beverages : 0.21%
Pernod Ricard SA 144A	5.75	4-7-21	160,000	190,398

10

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Energy : 1.73%

Energy Equipment & Services : 0.12%
Transocean Incorporated	3.80%	10-15-22	$115,000	$115,624

Oil, Gas & Consumable Fuels : 1.61%
BP Capital Markets plc	1.85	5-5-17	85,000	86,843
Canadian Oil Sands Trust Limited 144A	6.00	4-1-42	104,000	119,811
Husky Energy Incorporated	7.25	12-15-19	37,000	47,572
Petrobras International Finance Company	2.88	2-6-15	90,000	92,504
Petrobras International Finance Company	3.50	2-6-17	235,000	245,820
Petroleos Mexicanos Company	1.70	12-20-22	140,000	141,610
Petroleos Mexicanos Company	1.95	12-20-22	182,000	186,368
Petroleos Mexicanos Company	2.00	12-20-22	64,000	65,696
Petroleos Mexicanos Company	6.50	6-2-41	20,000	24,930
Talisman Energy Incorporated	7.75	6-1-19	75,000	95,352
Total Capital International SA	1.55	6-28-17	142,000	144,696
Total Capital International SA	2.70	1-25-23	69,000	70,349
Transocean Incorporated	6.38	12-15-21	140,000	167,591

				1,489,142

Financials : 3.89%

Commercial Banks : 2.71%
Australia and New Zealand Banking Group 144A	1.00	10-6-15	250,000	250,425
Commonwealth Bank of Australia	1.95	3-16-15	280,000	286,182
Experian Finance plc 144A	2.38	6-15-17	200,000	202,833
HSBC Holdings plc	4.00	3-30-22	100,000	107,317
HSBC Holdings plc	6.80	6-1-38	100,000	122,224
ING Bank NV 144A	2.00	9-25-15	215,000	215,321
Lloyds TSB Bank plc	4.20	3-28-17	80,000	88,286
NIBC Bank NV 144A	2.80	12-2-14	125,000	130,419
Nordea Bank AB 144A	2.25	3-20-15	200,000	203,619
Rabobank Nederland NV	3.88	2-8-22	90,000	95,539
Svenska Handelsbanken AB	2.88	4-4-17	250,000	263,160
Swedbank AB	2.13	9-29-17	201,000	200,696
Swedish Export Credit Corporation	1.75	5-30-17	90,000	91,974
Westpac Banking Corporation 144A	1.38	7-17-15	245,000	248,112

				2,506,107

Diversified Financial Services : 0.50%
KFW	2.00	10-4-22	120,000	118,884
Royal Bank Scotland Group plc	2.55	9-18-15	205,000	207,467
Shell International Financial Company	1.13	8-21-17	135,000	135,500

				461,851

Thrifts & Mortgage Finance : 0.68%
Achmea Hypotheekbank NV 144A	3.20	11-3-14	235,000	246,415
Stadshypotek AB 144A	1.88	10-2-19	384,000	384,136

				630,551

Health Care : 0.17%

Pharmaceuticals : 0.17%
Astrazeneca plc	1.95	9-18-19	90,000	91,637
Astrazeneca plc	4.00	9-18-42	23,000	23,577
GlaxoSmithKline Capital plc	1.50	5-8-17	39,000	39,685

				154,899

11

PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

Security name		Interest rate	Maturity date	Principal	Value
Industrials : 0.10%

Electrical Equipment : 0.10%
Schneider Electric SA 144A		2.95%	9-27-22	$89,000	$89,896

Materials : 0.29%

Metals & Mining : 0.29%
Barrick Gold Corporation		3.85	4-1-22	50,000	52,501
Teck Resources Limited		6.25	7-15-41	52,000	56,657
Vale SA		5.63	9-11-42	159,000	161,942

					271,100

Telecommunication Services : 0.62%

Wireless Telecommunication Services : 0.62%
America Movil SAB de CV		3.13	7-16-22	235,000	242,224
Telefonica Moviles Chile SA 144A		2.88	11-9-15	100,000	100,409
Vodafone Group plc		1.25	9-26-17	115,000	115,183
Vodafone Group plc		2.50	9-26-22	114,000	113,860

					571,676

Total Yankee Corporate Bonds and Notes (Cost $6,620,607)					6,817,253

Yankee Government Bonds : 1.44%
Japan Bank for International Cooperation		1.13	7-19-17	230,000	231,563
Province of Manitoba		1.75	5-30-19	90,000	92,173
Province of Manitoba		2.10	9-6-22	45,000	45,185
Province of Ontario		1.65	9-27-19	275,000	275,979
Slovak Republic 144A		4.38	5-21-22	375,000	394,538
Tunisia		1.69	7-16-19	161,000	160,395
United Mexican States		5.75	10-12-49	111,000	132,645

Total Yankee Government Bonds (Cost $1,292,459)					1,332,478

				Principal
Other : 0.07%
Gryphon Funding Limited, Pass-Through Entity (i)(v)(a)				$219,134	63,549

Total Other (Cost $24,009)					63,549

Short-Term Investments : 6.07%

		Yield		Shares
Investment Companies : 6.07%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.17		3,589,717	3,589,717
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(u)(l)		0.20		2,025,991	2,025,991

Total Short-Term Investments (Cost $5,615,708)					5,615,708

Total investments in securities (Cost $99,653,452)*	110.66%				102,361,342

Other assets and liabilities, net	(10.66)				(9,861,671)

Total net assets	100.00%				$92,499,671

%%	Security issued on a when-issued basis.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

12

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND	PORTFOLIO OF INVESTMENTS — September 30, 2012 (UNAUDITED)

±	Variable rate investment
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
«	All or a portion of this security is on loan.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $99,879,917 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,517,574
Gross unrealized depreciation	(36,149)

Net unrealized appreciation	$2,481,425

13

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS – SEPTEMBER 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage VT Total Return Bond Fund (the “Fund”).

Securities valuation

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Mortgage dollar roll transactions

The Fund may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$33,660,322	$0	$33,660,322
Asset-backed securities	0	12,661,703	0	12,661,703
Corporate bonds and notes	0	17,500,936	0	17,500,936
Municipal obligations	0	990,795	0	990,795
Non-agency mortgage backed securities	0	5,390,275	0	5,390,275
U.S. Treasury securities	18,328,323	0	0	18,328,323
Yankee corporate bonds and notes	0	6,817,253	0	6,817,253
Yankee government bonds	0	1,332,478	0	1,332,478
Other	0	0	63,549	63,549
Short-term investments
Investment companies	3,589,717	2,025,991	0	5,615,708

	$21,918,040	$80,379,753	$63,549	$102,361,342

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended September 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ACB — Agricultural Credit Bank

ADR — American depositary receipt

ADS — American depositary shares

AGC-ICC — Assured Guaranty Corporation -

Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Certificate of participation

CR — Custody receipts

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FGLMC — Federal Government Loan Mortgage Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUF — Hungarian forint

IBC — Insured bond certificate

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial development revenue

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

NATL-RE — National Public Finance Guarantee Corporation

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and

principal securities

TAN — Tax anticipation notes

TBA — To be announced

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TCR — Transferable custody receipts

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

XLCA — XL Capital Assurance

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Variable Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Variable Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Variable Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: November 21, 2012

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: November 21, 2012